UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21993

RevenueShares ETF Trust
(Exact name of registrant as specified in charter)

One Commerce Square, 2005 Market Street Suite 2020 Philadelphia, Pennsylvania			19103
(Address of principal executive offices)			(Zip code)

Vincent T. Lowry One Commerce Square, 2005 Market Street Suite 2020 Philadelphia, Pennsylvania 19103
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-877-638-8870

Date of fiscal year end:	June 30, 2008

Date of reporting period:	June 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

RevenueSharesTM ETF Trust

Annual Report to Shareholders

June 30, 2008

RevenueSharesTM

REVENUE WEIGHTED INDEXES

The top line is the bottom lineTM

www.RevenueSharesETFs.com | 877 738 8870

Table of Contents

Letter to Shareholders	2

Management's Discussion and Analysis	4

Shareholder Expense Examples	10

Schedule of Investment Summary Table	11

Schedules of Investments

RevenueShares Large Cap Fund	12

RevenueShares Mid Cap Fund	18

RevenueShares Small Cap Fund	23

Statements of Assets and Liabilities	29

Statements of Operations	30

Statements of Changes in Net Assets	31

Financial Highlights	32

Notes to Financial Statements	33

Report of Independent Registered Public Accounting Firm	38

Board Review of Investment Advisory and Sub-Advisory Agreements	39

Board of Trustees and Officers	41

Supplemental Information	43

Letter To Shareholders

August 1, 2008

Dear Shareholders,

The first few months of RevenueSharesTM ETF Trust inaugural year have been memorable. On February 22, 2008 after much anticipation, we launched our first three ETFs on the New York Stock Exchange: the RevenueShares Large Cap FundTM (RWL), the RevenueShares Mid Cap FundTM (RWK), and the RevenueShares Small Cap FundTM (RWJ). These ETFs are comprised of the same stocks as the S&P 500® Index ("S&P 500"), the S&P MidCap 400TM Index ("S&P MidCap 400"), and the S&P SmallCap 600TM Index ("S&P SmallCap 600"), respectively but they are weighted by revenue rather than market capitalization (i.e., stock price multiplied by the number of outstanding shares). As of June 30, the ETFs had 902,100 shares outstanding (700,700 Large Cap, 100,700 Mid Cap, and 100,700 Small Cap).

Although the launch was a success, the market has not been as cooperative as we might have hoped. The global equity and bond markets have performed poorly and the capital markets have been greatly hindered by the fear of a recession. During the RevenueShares reporting period, most equity sectors of the S&P 500®, S&P MidCap 400TM, and S&P SmallCap 600TM experienced negative returns except information technology and energy. The consumer discretionary and financials experienced double digit negative returns. The revenue weighted strategy overweighted consumer discretionary sectors and market-weighted the financial sector during this period. The RevenueShares Funds' exposure to consumer discretionary and financial sectors resulted in the Funds underperformance for the reporting period versus their benchmark indexes. However, in the month of July, financials and consumer discretionary stocks had very strong rallies which resulted in positive returns for the Funds during July. Despite the adversity, we believe a revenue weighted strategy is a sound long term investment methodology because revenue is a difficult fundamental to manipulate and ensures broad exposure and applicability to the market. Based on back tested data performed by Standard & Poor's, this strategy has enabled our Indexes to display favorable returns during the periods that have followed challenging equity markets back to 1978. In our view, back testing provides a very useful picture of long term performance; although it's a hypothetical calculation of how an index would have performed in the past had it existed. Back testing does have inherent limitations and isn't predictive of results, but we find it to be an incredibly useful research tool. In the next few months, we have plans to introduce several new ETF revenue weighted strategies that we believe will compliment and expand RevenueShares' ability to serve the investment community for many years.

Thank you for your continued confidence and support.

Sincerely,

Vincent T. Lowry
C.E.O. and Chief Investment Officer
VTL Associates, LLC

An investment in the Funds is subject to investment risk, including the possible loss of principal amount invested. Fund returns may not match the return of their respective Index, known as non-correlation risk, due to operating expenses incurred by the Fund. The alternate weighting approach employed by the Funds (i.e., using revenues as a weighting measure), while designed to enhance potential returns, may not produce the desired results. The Small- and Mid-Cap Funds will invest in small and medium sized companies which involves greater risk than is customarily associated with investing in larger and more established companies.

The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. The S&P MidCap 400 Index consists of 400 domestic mid cap stocks selected for market size, liquidity and industry group representation. The S&P SmallCap 600 Index consists of 600 domestic small cap stocks selected for market size, liquidity and industry group representation. One cannot invest

Letter To Shareholders — concluded

directly in an index. RevenueShares Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's. Standard & Poor's makes no representation regarding the advisability of investing in RevenueShares Funds.

The views in this letter were those of the Fund manager as of August 1, 2008 and may not necessarily reflect his views on the date this letter is first published or anytime thereafter. These views are intended to assist shareholders in understanding the Funds' present investment methodology and do not constitute investment advice.

Management's Discussion and Analysis

June 30, 2008

RevenueShares Large Cap FundTM (Ticker: RWL)

The RevenueShares Large Cap FundTM (the Fund) seeks to achieve its investment objective of outperforming the total return performance of the S&P 500 IndexTM ("S&P 500") by investing in the constituent securities of the S&P 500 in the same proportions as the RevenueShares Large Cap Index. RevenueShares Large Cap FundTM (RWL) returned (8.31)% at net asset value while the S&P 500 returned (4.72)% for the period ended June 30, 2008 (since inception February 22, 2008).

The Fund launched on February 22, 2008 just as the second round of negative news emerged from the banking and brokerage sector. The Funds' exposure to financials resulted in negative returns through the quarter. The consumer discretionary sector pulled back particularly in the auto sector. This resulted in further poor results for the Fund. The equity markets remained under pressure as a result of rising oil and commodity prices, which threaten the earning power of equities. The weak dollar has contributed to the rise in commodity prices however multinationals in the S&P 500 experienced increased sales internationally as their products became more price competitive.

The RevenueShares Large Cap FundTM is comprised of the same constituent securities as the S&P 500®. But rather than being weighted by market capitalization, the RevenueShares Large Cap FundTM employs a patent-pending investment methodology to weight stocks by annual revenue. The Fund is rebalanced annually. RevenueShares Large Cap Index is constructed using a rules-driven methodology, which re-weights the constituent securities of the S&P 500 according to the revenue earned by the companies in the S&P 500. The resulting RevenueShares Large Cap IndexTM contains the same securities as the S&P 500, but in different proportions.

Sector Allocations As of June 30, 2008
Sector	Percentage of Net Assets
Energy	16.29
Consumer Staples	15.12
Financials	14.36
Consumer Discretionary	13.76
Industrials	11.41
Health Care	9.28
Information Technology	8.80
Materials	4.05
Utilities	3.73
Telecommunication Services	2.77
Total Investments	99.57
Other Assets in Excess of Liabilities	0.43
Net Assets	100.00
Top Ten Fund Holdings As of June 30, 2008
Security	Percentage of Net Assets
Wal-Mart Stores	5.06
Exxon Mobil Corp.	4.30
Chevron Corp.	2.78
ConocoPhillips	2.56
General Electric	1.57
Ford Motor	1.49
International Business Machines	1.37
AT&T Inc.	1.19
Citigroup Inc.	1.14
JPMorgan Chase & Co.	1.13
Total	22.59

Management's Discussion and Analysis — continued

Fund Performance History (%)	Cumulative Total Return As of June 30, 2008
Since Inception (February 22, 2008)
Index
RevenueShares Large Cap IndexTM	(8.60)%
S&P 500 Index	(4.72)%
Fund
NAV Return	(8.31)%
Market Price	(7.83)%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Returns less than one year are cumulative. As stated in the current prospectus, the Large Cap Fund's annual operating expense ratio (gross) is .56% and the net expense is .49%. (Actual expenses can be referenced in the Financial Highlights section later in the report.) The Fund's advisor has contractually agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's expenses from exceeding the net expense ratio. This agreement is in effect until February 19, 2009. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.revenuesharesetfs.com.

Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by a portfolio or fund, or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce Fund returns. RevenueShares Large Cap Index returns became publicly available on March 1st, 2006. Index returns do not represent Fund returns. One cannot invest directly in an index.

The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks.

Management's Discussion and Analysis — continued

June 30, 2008

RevenueShares Mid Cap FundTM (Ticker: RWK)

The RevenueShares Mid Cap FundTM (the Fund) seeks to achieve its investment objective of outperforming the total return performance of the S&P MidCap 400 Index ("S&P 400") by investing in the constituent securities of the S&P 400 in the same proportions as the RevenueShares Mid Cap IndexTM. RevenueShares Mid Cap FundTM (RWK) returned (3.02)% at net asset value while the S&P 400 returned 2.74% for the period ended June 30, 2008 (since inception February 22, 2008).

The Fund launched on February 22, 2008 and experienced the volatility of the continued slump in financials and the relentless rise in oil and other commodity prices. During the quarter, the Fund's exposure to consumer discretionary and financial sector resulted in negative returns for the Fund. Rising commodity prices and falling housing prices threaten the Funds' exposure to consumer discretionary and financials.

The RevenueShares Mid Cap FundTM is comprised of the same constituent securities as the S&P MidCap 400TM Index. But rather than being weighted by market capitalization, the RevenueShares Mid Cap FundTM employs a patent-pending investment methodology to weight stocks by annual revenue. The Fund is rebalanced annually. RevenueShares Mid Cap IndexTM is constructed using a rules-driven methodology which re-weights the constituent securities of the S&P 400 according to the revenue earned by the companies in the S&P 400. The resulting RevenueShares Mid Cap IndexTM contains the same securities as the S&P 400, but in different proportions.

Sector Allocations As of June 30, 2008
Sector	Percentage of Net Assets
Industrials	18.99
Consumer Discretionary	17.62
Information Technology	15.30
Financials	11.65
Materials	9.53
Health Care	8.38
Utilities	7.97
Consumer Staples	4.73
Energy	4.68
Telecommunication Services	0.47
Total Investments	99.32
Other Assets in Excess of Liabilities	0.68
Net Assets	100.00
Top Ten Fund Holdings As of June 30, 2008
Security	Percentage of Net Assets
Ingram Micro Inc.	3.28
Federal Realty Investment Trust	2.44
Tech Data Corp.	1.97
Manpower Inc.	1.97
ONEOK Inc.	1.36
Arrow Electronics	1.29
Avnet, Inc	1.26
Reliance Steel & Aluminum	1.14
Commercial Metals	1.12
Arvinmeritor Inc	1.01
Total	16.84

Management's Discussion and Analysis — continued

Fund Performance History (%)	Cumulative Total Return As of June 30, 2008
Since Inception (February 22, 2008)
Index
RevenueShares Mid Cap IndexTM	(3.55)%
S&P 400 Index	2.74%
Fund
NAV Return	(3.02)%
Market Price	(2.16)%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Returns less than one year are cumulative. As stated in the current prospectus, the Mid Cap Fund's annual operating expense ratios (gross) is .61% and the net expense ratio is .54%. (Actual expenses can be referenced in the Financial Highlights section later in the report.) The Funds' advisor has contractually agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Funds' expenses from exceeding the net expense ratio. This agreement is in effect until February 19, 2009. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares. For the Fund's most recent month end performance please visit www.revenuesharesetfs.com.

Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by a portfolio or fund, or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce returns. RevenueShares Mid Cap IndexTM returns became publicly available on March 1st, 2006. Index returns do not represent Fund returns. One cannot invest directly in an index.

The S&P MidCap 400 Index consists of 400 domestic mid cap stocks selected for market size, liquidity and industry group representation.

Management's Discussion and Analysis — continued

June 30, 2008

RevenueShares Small CapTM Fund (Ticker: RWJ)

The RevenueShares Small Cap FundTM (the Fund) seeks to achieve its investment objective of outperforming the total return performance of the S&P SmallCap 600 Index ("S&P 600") by investing in the constituent securities of the S&P 600 in the same proportions as the RevenueShares Small Cap IndexTM. RevenueShares Small Cap FundTM (RWJ) returned (6.36)% at net asset value while the S&P Small Cap 600 returned (.59)% at net asset value for the period ended June 30, 2008 (since inception February 22, 2008).

The Fund debuted on February 22, 2008 amidst a period of rapid upward movement in energy stocks particularly smaller infrastructure energy stocks. The smaller energy explorer and equipment producers saw their shares rise and price to earnings (P/E) ratios expand which resulted in positive performance for the Fund. However the RevenueShares Small Cap FundTM experienced return drag from the Funds exposure to financials, materials and consumer discretionary sectors.

The RevenueShares Small Cap FundTM is comprised of the same constituent securities as the S&P SmallCap 600TM. But rather than being weighted by market capitalization, the RevenueShares Small Cap FundTM employs a patent-pending investment methodology to weight stocks by annual revenue. The Fund is rebalanced annually. RevenueShares Small Cap IndexTM is constructed using a rules-driven methodology which re-weights the constituent securities of the S&P 600 according to the revenue earned by the companies in the S&P 600. The resulting RevenueShares Small Cap Index contains the same securities as the S&P 600, but in different proportions.

Sector Allocations As of June 30, 2008
Sector	Percentage of Net Assets
Industrials	22.23
Consumer Discretionary	21.27
Information Technology	12.51
Health Care	8.79
Consumer Staples	8.37
Financials	8.01
Energy	6.63
Utilities	6.19
Materials	5.07
Telecommunication Services	0.12
Total Investments	99.19
Other Assets in Excess of Liabilities	0.81
Net Assets	100.00
Top Ten Fund Holdings As of June 30, 2008
Security	Percentage of Net Assets
World Fuel Services	1.65
SYNNEX Corp.	1.63
Owens & Minor	1.53
Darling International Inc.	1.50
EMCOR Group	1.19
Atmos Energy Corp	1.16
UGI Corp.	1.09
Anixter International	1.05
OfficeMax Inc.	1.03
Great Atlantic & Pacific Tea Co., Inc.	0.94
Total	12.77

Management's Discussion and Analysis — concluded

Fund Performance History (%)	Cumulative Total Return As of June 30, 2008
Since Inception (February 22, 2008)
Index
RevenueShares Small Cap IndexTM	(5.85)%
S&P 600 Index	(0.59)%
Fund
NAV Return	(6.36)%
Market Price	(5.84)%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Returns less than one year are cumulative. The Small Cap Fund's annual operating expense ratio (gross) is .61% and the net expense ratio is .54%. (Actual expenses can be referenced in the Financial Highlights section later in the report.) The Fund's advisor has contractually agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund's expenses from exceeding the net expense ratio. This agreement is in effect until February 19, 2009. The performance table and graph do no reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund's most recent month end performance please visit www.revenuesharesetfs.com.

Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund's fees were waived and/or expenses reimbursed; otherwise, the Fund's performance would have been lower.

Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by a portfolio or fund, or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce returns. RevenueShares Small Cap Index returns became publicly available on March 1st, 2006. Index returns do not represent Fund returns. One cannot invest directly in an index.

The S&P SmallCap 600 Index consists of 600 domestic small cap stocks selected for market size, liquidity and industry group representation. Price to earnings ratio is the value of a company's stock price relative to company earnings.

Shareholder Expense Examples

As a shareholder of a RevenueShares ETF Trust, you incur advisory fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 22, 2008* to June 30, 2008.

Actual expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During the Period 02/22/08* to 06/30/08" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 02/22/08*	Ending Account Value 06/30/08	Annualized Expense Ratios Based on the Period 02/22/08* to 06/30/08	Expenses Paid During the Period 02/22/08* to 06/30/08
RevenueShares Large Cap Fund
Actual	$1,000.00	$916.87	0.49%	$1.67	†
Hypothetical (5% return before expenses)	$1,000.00	$1,022.43	0.49%	$2.46	**
RevenueShares Mid Cap Fund
Actual	$1,000.00	$969.79	0.54%	$1.89	†
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	0.54%	$2.72	**
RevenueShares Small Cap Fund
Actual	$1,000.00	$936.42	0.54%	$1.86	†
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	0.54%	$2.72	**

*  Commencement of operations.

†  Expenses are calculated using each Fund's annualized expense ratio, multiplied by the ending account value for the period, multiplied by 130/366 (to reflect the period since commencement of operations).

**  Expenses are calculated using each Fund's annualized expense ratio, multiplied by the ending account value for the period, multiplied by 182/366 (to reflect the six-month period).

Schedule of Investments Summary Table

RevenueShares Large Cap Fund

Industry	% of Net Assets
Automobiles & Components	3.0%
Banks	2.4
Capital Goods	8.6
Commercial Services & Supplies	0.7
Consumer Durables & Apparel	1.8
Consumer Services	1.0
Diversified Financials	7.0
Energy	16.3
Food & Staples Retailing	9.4
Food Beverage & Tobacco	4.3
Health Care Equipment & Services	6.2
Household & Personal Products	1.4
Insurance	4.5
Materials	4.1
Media	2.6
Pharmaceuticals, Biotechnology	3.1
Real Estate	0.5
Retailing	5.3
Semiconductors & Semiconductor Equipment	1.1
Software & Services	2.4
Technology Hardware & Equipment	5.3
Telecommunication Services	2.8
Transportation	2.1
Utilities	3.7
Total Investments	99.6
Other Assets in Excess of Liabilities	0.4
Net Assets	100.0%

RevenueShares Mid Cap Fund

Industry	% of Net Assets
Automobiles & Components	2.8%
Banks	1.6
Capital Goods	10.7
Commercial Services & Supplies	5.1
Consumer Durables & Apparel	4.8
Consumer Services	2.1
Diversified Financials	1.2
Energy	4.7
Food & Staples Retailing	1.3
Food Beverage & Tobacco	2.6
Health Care Equipment & Services	6.9
Household & Personal Products	0.8
Insurance	4.6
Materials	9.5
Media	1.3
Pharmaceuticals, Biotechnology	1.5
Real Estate	4.2
Retailing	6.6
Semiconductors & Semiconductor Equipment	1.0
Software & Services	2.4
Technology Hardware & Equipment	11.9
Telecommunication Services	0.5
Transportation	3.2
Utilities	8.0
Total Investments	99.3
Other Assets in Excess of Liabilities	0.7
Net Assets	100.0%

RevenueShares Small Cap Fund

Industry	% of Net Assets
Automobiles & Components	1.0%
Banks	2.5
Capital Goods	14.3
Commercial Services & Supplies	5.1
Consumer Durables & Apparel	6.0
Consumer Services	3.3
Diversified Financials	0.9
Energy	6.6
Food & Staples Retailing	3.9
Food Beverage & Tobacco	3.8
Health Care Equipment & Services	7.9
Household & Personal Products	0.7
Insurance	2.8
Materials	5.1
Media	0.8
Pharmaceuticals, Biotechnology	0.9
Real Estate	1.8
Retailing	10.2
Semiconductors & Semiconductor Equipment	1.8
Software & Services	3.1
Technology Hardware & Equipment	7.6
Telecommunication Services	0.1
Transportation	2.8
Utilities	6.2
Total Investments	99.2
Other Assets in Excess of Liabilities	0.8
Net Assets	100.0%

Schedule of Investments

REVENUESHARES LARGE CAP FUND

JUNE 30, 2008

Investments	Shares	Value
COMMON STOCKS—99.6%
Automobiles & Components—3.0%
Ford Motor Co.*	99,510	$478,643
General Motors Corp.	27,598	317,377
Goodyear Tire & Rubber Co.*	2,884	51,422
Harley-Davidson, Inc.	532	19,290
Johnson Controls, Inc.	3,766	108,009
Total Automobiles & Components		974,741
Banks—2.4%
BB&T Corp.	1,218	27,734
Comerica, Inc.	420	10,765
Fannie Mae	5,494	107,187
Fifth Third Bancorp	1,190	12,114
First Horizon National Corp.	644	4,785
Freddie Mac	5,340	87,576
Hudson City Bancorp, Inc.	546	9,107
Huntington Bancshares, Inc.	854	4,928
KeyCorp.	1,274	13,989
M&T Bank Corp.	210	14,813
Marshall & Ilsley Corp.	756	11,589
MGIC Investment Corp.	294	1,796
National City Corp.	2,730	13,022
PNC Financial Services Group, Inc.	546	31,177
Regions Financial Corp.	1,736	18,940
Sovereign Bancorp, Inc.	1,960	14,426
SunTrust Banks, Inc.	812	29,411
U.S. Bancorp	2,534	70,673
Wachovia Corp.	5,550	86,192
Washington Mutual, Inc.	5,802	28,604
Wells Fargo & Co.	6,758	160,502
Zions Bancorporation	294	9,258
Total Banks		768,588
Capital Goods—8.6%
3M Co.	1,204	83,786
Boeing Co.	3,038	199,658
Caterpillar, Inc.	2,506	184,993
Cooper Industries Ltd., Class A	462	18,249
Cummins, Inc.	882	57,789
Danaher Corp.	504	38,959
Deere & Co.	1,064	76,746
Dover Corp.	658	31,827
Eaton Corp.	588	49,962
Emerson Electric Co.	1,554	76,845
Fluor Corp.	448	83,364
General Dynamics Corp.	1,204	101,377
General Electric Co.	18,888	504,122
Goodrich Corp.	364	17,275
Honeywell International, Inc.	2,436	122,482
Illinois Tool Works, Inc.	1,176	55,872
Ingersoll-Rand Co. Ltd., Class A	1,038	38,852
ITT Corp.	560	35,465
Jacobs Engineering Group, Inc.*	392	31,634
L-3 Communications Holdings, Inc.	490	44,526
Lockheed Martin Corp.	1,582	156,080
Manitowoc Co., Inc.	350	11,386
Masco Corp.	2,296	36,116
Northrop Grumman Corp.	1,582	105,836

Investments	Shares	Value
PACCAR, Inc.	1,274	$53,291
Pall Corp.	238	9,444
Parker Hannifin Corp.	546	38,941
Precision Castparts Corp.	126	12,143
Raytheon Co.	1,288	72,489
Rockwell Automation, Inc.	294	12,857
Rockwell Collins, Inc.	238	11,414
Terex Corp.*	574	29,486
Textron, Inc.	742	35,564
Tyco International Ltd.	3,178	127,247
United Technologies Corp.	2,912	179,670
W.W. Grainger, Inc.	294	24,049
Total Capital Goods		2,769,796
Commercial Services & Supplies—0.7%
Allied Waste Industries, Inc.*	2,184	27,562
Avery Dennison Corp.	490	21,526
Cintas Corp.	476	12,619
Equifax, Inc.	196	6,590
Monster Worldwide, Inc.*	168	3,462
Pitney Bowes, Inc.	658	22,438
R.R. Donnelley & Sons Co.	1,218	36,162
Robert Half International, Inc.	742	17,786
Waste Management, Inc.	1,596	60,185
Total Commercial Services & Supplies		208,330
Consumer Durables & Apparel—1.8%
Black & Decker Corp.	336	19,323
Centex Corp.	2,240	29,949
Coach, Inc.*	294	8,491
D.R. Horton, Inc.	4,452	48,304
Eastman Kodak Co.	2,002	28,889
Fortune Brands, Inc.	462	28,833
Harman International Industries, Inc.	210	8,692
Hasbro, Inc.	546	19,503
Jones Apparel Group, Inc.	994	13,668
KB Home	1,666	28,205
Leggett & Platt, Inc.	1,106	18,548
Lennar Corp. Class A	3,192	39,389
Liz Claiborne, Inc.	826	11,688
Mattel, Inc.	1,218	20,852
Newell Rubbermaid, Inc.	994	16,689
Nike, Inc. Class B	994	59,252
Polo Ralph Lauren Corp.	266	16,699
Pulte Homes, Inc.	4,494	43,277
Snap-On, Inc.	238	12,378
Stanley Works	350	15,691
VF Corp.	392	27,903
Whirlpool Corp.	966	59,632
Total Consumer Durables & Apparel		575,855
Consumer Services—1.0%
Apollo Group, Inc. Class A*	140	6,196
Carnival Corp.	1,176	38,761
Darden Restaurants, Inc.	602	19,228
H&R Block, Inc.	854	18,276
International Game Technology	252	6,295
Marriott International, Inc. Class A	1,470	38,573
McDonald's Corp.	1,582	88,940

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — continued

REVENUESHARES LARGE CAP FUND

JUNE 30, 2008

Investments	Shares	Value
Consumer Services—1.0% (continued)
Starbucks Corp.*	1,652	$26,002
Starwood Hotels & Resorts Worldwide, Inc.	476	19,073
Wendy's International, Inc.	364	9,908
Wyndham Worldwide Corp.	602	10,782
Yum! Brands, Inc.	1,134	39,792
Total Consumer Services		321,826
Diversified Financials—7.0%
American Capital Strategies Ltd.	210	4,992
American Express Co.	2,226	83,853
Ameriprise Financial, Inc.	630	25,622
Bank of America Corp.	11,286	269,397
Bank of New York Mellon Corp.	1,064	40,251
Capital One Financial Corp.	1,512	57,471
Charles Schwab Corp.	938	19,267
CIT Group, Inc.	1,316	8,962
Citigroup, Inc.	21,740	364,361
CME Group, Inc.	14	5,365
Discover Financial Services	1,568	20,651
E*Trade Financial Corp.*	4,634	14,551
Federated Investors, Inc. Class B	112	3,855
Franklin Resources, Inc.	224	20,530
Goldman Sachs Group, Inc.	1,610	281,589
IntercontinentalExchange, Inc.*	14	1,596
Janus Capital Group, Inc.	140	3,706
JPMorgan Chase & Co.	10,586	363,205
Legg Mason, Inc.	238	10,370
Lehman Brothers Holdings, Inc.	3,948	78,210
Leucadia National Corp.	70	3,286
Merrill Lynch & Co., Inc.	5,620	178,210
Moody's Corp.	266	9,161
Morgan Stanley	7,654	276,080
Northern Trust Corp.	266	18,240
NYSE Euronext	182	9,220
SLM Corp.*	1,106	21,401
State Street Corp.	588	37,626
T. Rowe Price Group, Inc.	154	8,696
Total Diversified Financials		2,239,724
Energy—16.3%
Anadarko Petroleum Corp.	826	61,818
Apache Corp.	378	52,542
Baker Hughes, Inc.	518	45,242
BJ Services Co.	812	25,935
Cabot Oil & Gas Corp.	205	13,885
Cameron International Corp.*	1,008	55,793
Chesapeake Energy Corp.	840	55,406
Chevron Corp.	8,984	890,584
ConocoPhillips	8,704	821,571
Consol Energy, Inc.	252	28,317
Devon Energy Corp.	532	63,925
El Paso Corp.	1,106	24,044
ENSCO International, Inc.	168	13,564
EOG Resources, Inc.	182	23,878
Exxon Mobil Corp.	15,654	1,379,587
Halliburton Co.	1,932	102,531
Hess Corp.	1,666	210,233

Investments	Shares	Value
Marathon Oil Corp.	4,060	$210,592
Massey Energy Co.	250	23,438
Murphy Oil Corp.	924	90,598
Nabors Industries Ltd.*	770	37,907
National Oilwell Varco, Inc.*	532	47,199
Noble Corp.	210	13,642
Noble Energy, Inc.	168	16,894
Occidental Petroleum Corp.	1,022	91,837
Peabody Energy Corp.	406	35,748
Range Resources Corp.	504	33,032
Rowan Cos., Inc.	224	10,472
Schlumberger Ltd.	980	105,281
Smith International, Inc.	546	45,394
Southwestern Energy Co.*	1,050	49,991
Spectra Energy Corp.	770	22,130
Sunoco, Inc.	2,408	97,982
Tesoro Corp.	1,666	32,937
Transocean, Inc.*	168	25,602
Valero Energy Corp.	5,578	229,702
Weatherford International Ltd.*	952	47,210
Williams Cos., Inc.	1,330	53,612
XTO Energy, Inc.	434	29,733
Total Energy		5,219,788
Food & Staples Retailing—9.4%
Costco Wholesale Corp.	3,794	266,111
CVS Caremark Corp.	6,996	276,832
Kroger Co.	9,292	268,260
Safeway, Inc.	4,948	141,265
SUPERVALU, Inc.	3,248	100,331
SYSCO Corp.	4,284	117,853
Walgreen Co.	6,026	195,905
Wal-Mart Stores, Inc.	28,844	1,621,033
Whole Foods Market, Inc.	616	14,593
Total Food & Staples Retailing		3,002,183
Food Beverage & Tobacco—4.3%
Altria Group, Inc.	8,242	169,457
Anheuser-Busch Cos., Inc.	1,302	80,880
Archer-Daniels-Midland Co.	4,592	154,980
Brown-Forman Corp. Class B	140	10,580
Campbell Soup Co.	868	29,043
Coca-Cola Co.	1,806	93,876
Coca-Cola Enterprises, Inc.	3,234	55,948
ConAgra Foods, Inc.	1,960	37,789
Constellation Brands, Inc. Class A*	882	17,517
Dean Foods Co.	1,820	35,708
General Mills, Inc.	840	51,047
H.J. Heinz Co.	784	37,514
Hershey Co.	518	16,980
Kellogg Co.	896	43,026
Kraft Foods, Inc. Class A	4,326	123,075
Lorillard Inc.*	3	207
McCormick & Co., Inc.†	308	10,983
Molson Coors Brewing Co. Class B	462	25,100
Pepsi Bottling Group, Inc.	1,288	35,961
PepsiCo, Inc.	2,016	128,197
Philip Morris International, Inc.	589	29,091
Reynolds American, Inc.	518	24,175

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — continued

REVENUESHARES LARGE CAP FUND

JUNE 30, 2008

Investments	Shares	Value
Food Beverage & Tobacco—4.3% (continued)
Sara Lee Corp.	3,010	$36,873
Tyson Foods, Inc. Class A	7,514	112,259
UST, Inc.	140	7,645
Wm. Wrigley Jr. Co.	336	26,134
Total Food Beverage & Tobacco		1,394,045
Health Care Equipment & Services—6.2%
Aetna, Inc.	1,890	76,602
AmerisourceBergen Corp.	6,138	245,458
Baxter International, Inc.	770	49,234
Becton Dickinson & Co.	322	26,179
Boston Scientific Corp.*	2,688	33,036
C.R. Bard, Inc.	112	9,850
Cardinal Health, Inc.	5,914	305,043
Cigna Corp.	1,330	47,069
Coventry Health Care, Inc.*	658	20,016
Covidien Ltd.	1,050	50,285
Express Scripts, Inc.*	1,050	65,856
Hospira, Inc.*	308	12,354
Humana, Inc.*	1,274	50,667
IMS Health, Inc.	392	9,134
Intuitive Surgical, Inc.*	28	7,543
Laboratory Corp. of America Holdings*	224	15,597
McKesson Corp.	5,746	321,258
Medco Health Solutions, Inc.*	3,626	171,147
Medtronic, Inc.	980	50,715
Patterson Cos., Inc.*	364	10,698
Quest Diagnostics, Inc.	490	23,750
St. Jude Medical, Inc.*	378	15,453
Stryker Corp.	336	21,128
Tenet Healthcare Corp.*	6,856	38,119
UnitedHealth Group, Inc.	5,578	146,423
Varian Medical Systems, Inc.*	140	7,259
WellPoint, Inc.*	2,898	138,119
Zimmer Holdings, Inc.*	238	16,196
Total Health Care Equipment & Service		1,984,188
Household & Personal Products—1.4%
Avon Products, Inc.	994	35,804
Clorox Co.	308	16,078
Colgate-Palmolive Co.	700	48,370
Estee Lauder Cos., Inc. Class A	644	29,914
Kimberly-Clark Corp.	1,064	63,606
Procter & Gamble Co.	4,214	256,253
Total Household & Personal Products		450,025
Insurance—4.5%
ACE Ltd.	994	54,759
Aflac, Inc.	1,008	63,302
Allstate Corp.	2,996	136,588
American International Group, Inc.	8,984	237,716
AON Corp.	756	34,731
Assurant, Inc.	532	35,091
Chubb Corp.	1,078	52,833
Cincinnati Financial Corp.	448	11,379
Genworth Financial, Inc. Class A	1,764	31,417

Investments	Shares	Value
Hartford Financial Services Group, Inc.	1,232	$79,550
Lincoln National Corp.	728	32,993
Loews Corp.	1,624	76,166
Marsh & McLennan Cos., Inc.	1,834	48,693
MBIA, Inc.	336	1,475
MetLife, Inc.	3,388	178,784
Principal Financial Group, Inc.	714	29,967
Progressive Corp.	3,304	61,851
Prudential Financial, Inc.	1,512	90,327
Safeco Corp.	448	30,088
Torchmark Corp.	238	13,959
Travelers Cos., Inc.	2,016	87,494
Unum Group	1,764	36,074
XL Capital Ltd., Class A	672	13,816
Total Insurance		1,439,053
Materials—4.1%
Air Products & Chemicals, Inc.	406	40,137
AK Steel Holding Corp.	510	35,190
Alcoa, Inc.	3,612	128,659
Allegheny Technologies, Inc.	252	14,939
Ashland, Inc.	658	31,716
Ball Corp.	672	32,081
Bemis Co. Inc.	560	12,555
Dow Chemical Co.	5,158	180,066
E.I. Du Pont de Nemours & Co.	2,534	108,683
Eastman Chemical Co.	476	32,777
Ecolab, Inc.	448	19,260
Freeport-McMoRan Copper & Gold, Inc.	630	73,830
Hercules, Inc.	462	7,822
International Flavors & Fragrances, Inc.	182	7,109
International Paper Co.	2,688	62,630
MeadWestvaco Corp.	840	20,026
Monsanto Co.	336	42,484
Newmont Mining Corp.	476	24,828
Nucor Corp.	1,106	82,585
Pactiv Corp.*	490	10,403
PPG Industries, Inc.	700	40,159
Praxair, Inc.	434	40,900
Rohm & Haas Co.	658	30,558
Sealed Air Corp.	812	15,436
Sigma-Aldrich Corp.	154	8,294
Titanium Metals Corp.	196	2,742
United States Steel Corp.	700	129,346
Vulcan Materials Co.	168	10,043
Weyerhaeuser Co.	1,036	52,981
Total Materials		1,298,239
Media—2.6%
CBS Corp. Class B†	2,184	42,566
Clear Channel Communications, Inc.	812	28,582
Comcast Corp. Class A	5,928	112,454
DIRECTV Group, Inc.*	2,856	73,999
E.W. Scripps Co. Class A	238	9,887
Gannett Co., Inc.	896	19,416
Interpublic Group of Cos., Inc.*	2,842	24,441

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — continued

REVENUESHARES LARGE CAP FUND

JUNE 30, 2008

Investments	Shares	Value
Media—2.6% (continued)
McGraw-Hill Cos., Inc.	616	$24,714
Meredith Corp.	126	3,565
New York Times Co. Class A	798	12,281
News Corp. Class A	5,648	84,946
Omnicom Group, Inc.	1,064	47,752
Time Warner, Inc.	11,188	165,583
Viacom, Inc., Class B*	1,218	37,198
Walt Disney Co.	4,466	139,339
Washington Post Co. Class B	14	8,217
Total Media		834,940
Pharmaceuticals, Biotechnology—3.1%
Abbott Laboratories	1,736	91,956
Allergan, Inc.	224	11,659
Amgen, Inc.*	1,120	52,819
Applera Corp./Applied Biosystems Group	252	8,437
Barr Pharmaceuticals, Inc.*	168	7,573
Biogen Idec, Inc.*	168	9,390
Bristol-Myers Squibb Co.	2,646	54,322
Celgene Corp.*	84	5,365
Eli Lilly & Co.	1,400	64,624
Forest Laboratories, Inc.*	364	12,645
Genzyme Corp.*	210	15,124
Gilead Sciences, Inc.*	364	19,274
Johnson & Johnson	3,556	228,793
King Pharmaceuticals, Inc.*	840	8,795
Merck & Co., Inc.	1,694	63,847
Millipore Corp.*	84	5,700
Mylan, Inc.*	532	6,421
PerkinElmer, Inc.	266	7,408
Pfizer, Inc.	8,438	147,412
Schering-Plough Corp.	1,526	30,047
Thermo Fisher Scientific, Inc.*	630	35,110
Waters Corp.*	70	4,515
Watson Pharmaceuticals, Inc.*	350	9,510
Wyeth	1,862	89,302
Total Pharmaceuticals, Biotechnology		990,048
Real Estate—0.5%
Apartment Investment & Management Co. Class A (a)	196	6,676
AvalonBay Communities, Inc. (a)	42	3,745
Boston Properties, Inc. (a)	70	6,315
CB Richard Ellis Group, Inc. Class A*	1,036	19,891
Developers Diversified Realty Corp. (a)	84	2,916
Equity Residential (a)	238	9,108
General Growth Properties, Inc. (a)	294	10,299
HCP Inc. (a)	350	11,134
Host Hotels & Resorts, Inc. (a)	1,204	16,435
Kimco Realty Corp. (a)	84	2,900
Plum Creek Timber Co., Inc. (a)	154	6,577
Prologis (a)	392	21,305
Public Storage (a)	98	7,917
Simon Property Group, Inc. (a)	154	13,843
Vornado Realty Trust (a)	168	14,784
Total Real Estate		153,845

Investments	Shares	Value
Retailing—5.3%
Abercrombie & Fitch Co. Class A	154	$9,653
Amazon.com, Inc.*	574	42,091
AutoNation, Inc.*	4,494	45,030
Autozone, Inc.*	196	23,718
Bed Bath & Beyond, Inc.*	826	23,211
Best Buy Co., Inc.	2,716	107,554
Big Lots, Inc.*	1,092	34,114
Dillard's, Inc. Class A	1,540	17,818
Expedia, Inc.*	308	5,661
Family Dollar Stores, Inc.	1,204	24,008
GameStop Corp. Class A*	140	5,656
Gap, Inc.	3,136	52,277
Genuine Parts Co.	924	36,664
Home Depot, Inc.	11,888	278,416
IAC/InterActiveCorp.*	952	18,355
JC Penney Co., Inc.	1,792	65,032
Kohl's Corp.*	1,204	48,208
Limited Brands, Inc.	2,086	35,149
Lowe's Cos., Inc.	8,018	166,373
Macy's, Inc.	3,682	71,504
Nordstrom, Inc.	924	27,997
Office Depot, Inc.*	3,920	42,885
RadioShack Corp.	966	11,853
Sears Holdings Corp.*	1,988	146,436
Sherwin-Williams Co.	546	25,078
Staples, Inc.	2,968	70,490
Target Corp.	3,934	182,891
Tiffany & Co.	210	8,558
TJX Cos., Inc.	2,408	75,780
Total Retailing		1,702,460
Semiconductors & Semiconductor Equipment—1.1%
Advanced Micro Devices, Inc.*	2,674	15,589
Altera Corp.	280	5,796
Analog Devices, Inc.	364	11,564
Applied Materials, Inc.	2,254	43,029
Broadcom Corp. Class A*	574	15,664
Intel Corp.	5,830	125,229
KLA-Tencor Corp.	224	9,119
Linear Technology Corp.	154	5,016
LSI Logic Corp.*	1,848	11,347
MEMC Electronic Materials, Inc.*	98	6,031
Microchip Technology, Inc.	140	4,276
Micron Technology, Inc.*	2,688	16,128
National Semiconductor Corp.	378	7,764
Novellus Systems Inc.*	266	5,637
NVIDIA Corp.*	364	6,814
Teradyne, Inc.*	434	4,804
Texas Instruments, Inc.	1,778	50,068
Xilinx, Inc.	350	8,838
Total Semiconductors & Semiconductor Equipment		352,713
Software & Services—2.4%
Adobe Systems, Inc.*	280	11,029
Affiliated Computer Services, Inc. Class A*	532	28,457
Akamai Technologies, Inc.*	70	2,435

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — continued

REVENUESHARES LARGE CAP FUND

JUNE 30, 2008

Investments	Shares	Value
Software & Services—2.4% (continued)
Autodesk, Inc.*	154	$5,207
Automatic Data Processing, Inc.	742	31,090
BMC Software, Inc.*	196	7,056
CA, Inc.	644	14,870
Citrix Systems, Inc.*	140	4,117
Cognizant Technology Solutions Corp., Class A*	266	8,648
Computer Sciences Corp.*	1,176	55,084
Compuware Corp.*	560	5,342
Convergys Corp.*	728	10,818
eBay, Inc.*	896	24,488
Electronic Arts, Inc.*	238	10,574
Electronic Data Systems Corp.	4,550	112,112
Fidelity National Information Services, Inc.	448	16,536
Fiserv, Inc.*	392	17,785
Google, Inc. Class A*	84	44,219
Intuit, Inc.*	364	10,035
Microsoft Corp.	6,208	170,782
Novell, Inc.*	560	3,298
Oracle Corp.*	3,500	73,500
Paychex, Inc.	196	6,131
Symantec Corp.*	1,176	22,756
Total System Services, Inc.	616	13,688
Unisys Corp.*	4,704	18,581
VeriSign, Inc.*	168	6,350
Western Union Co.	854	21,111
Yahoo! Inc.*	1,064	21,982
Total Software & Services		778,081
Technology Hardware & Equipment—5.3%
Agilent Technologies, Inc.*	588	20,898
Apple, Inc.*	518	86,734
Ciena Corp*	70	1,622
Cisco Systems, Inc.*	5,102	118,673
Corning, Inc.	952	21,944
Dell, Inc.*	10,138	221,819
EMC Corp.*	2,702	39,692
Hewlett-Packard Co.	8,158	360,666
International Business Machines Corp.	3,710	439,747
Jabil Circuit, Inc.	3,052	50,083
JDS Uniphase Corp.*	434	4,930
Juniper Networks, Inc.*	350	7,763
Lexmark International, Inc. Class A*	602	20,125
Molex, Inc.	490	11,961
Motorola, Inc.	10,180	74,721
NetApp Inc.*	434	9,400
QLogic Corp.*	168	2,451
QUALCOMM, Inc.	896	39,756
SanDisk Corp.*	420	7,854
Sun Microsystems Inc.*	2,730	29,702
Tellabs, Inc.*	1,162	5,403
Teradata Corporation*	252	5,831
Tyco Electronics Ltd.	1,498	53,658
Xerox Corp.	4,116	55,813
Total Technology Hardware & Equipment		1,691,246

Investments	Shares	Value
Telecommunication Services—2.8%
American Tower Corp., Class A*	140	$5,915
AT&T, Inc.	11,356	382,584
CenturyTel, Inc.	252	8,969
Citizens Communications Co.	714	8,097
Embarq Corp.	546	25,809
Qwest Communications International, Inc.	8,438	33,161
Sprint Nextel Corp.*	10,852	103,094
Verizon Communications, Inc.	8,662	306,635
Windstream Corp.	1,022	12,611
Total Telecommunication Services		886,875
Transportation—2.1%
Burlington Northern Santa Fe Corp.	770	76,915
C.H. Robinson Worldwide, Inc.	546	29,943
CSX Corp.	980	61,554
Expeditors International Washington, Inc.	448	19,264
FedEx Corp.	1,456	114,718
Norfolk Southern Corp.	742	46,501
Ryder System, Inc.	630	43,394
Southwest Airlines Co.	2,870	37,425
Union Pacific Corp.	1,036	78,218
United Parcel Service, Inc. Class B	2,772	170,395
Total Transportation		678,327
Utilities—3.7%
AES Corp.*	2,492	47,871
Allegheny Energy, Inc.	224	11,225
Ameren Corp.	560	23,649
American Electric Power Co., Inc.	1,106	44,494
Centerpoint Energy, Inc.	2,156	34,604
CMS Energy Corp.	1,582	23,572
Consolidated Edison, Inc.	1,078	42,139
Constellation Energy Group, Inc.	840	68,964
Dominion Resources, Inc.	1,372	65,156
DTE Energy Co.	770	32,679
Duke Energy Corp.	2,856	49,637
Dynegy Inc. Class A*	1,470	12,569
Edison International	952	48,914
Entergy Corp.	378	45,541
Exelon Corp.	882	79,345
FirstEnergy Corp.	728	59,936
FPL Group, Inc.	868	56,923
Integrys Energy Group, Inc.	728	37,004
Nicor, Inc.	294	12,521
NiSource, Inc.	1,722	30,858
Pepco Holdings, Inc.	1,274	32,678
PG&E Corp.	1,148	45,564
Pinnacle West Capital Corp.	336	10,339
PPL Corp.	532	27,808
Progress Energy, Inc.	840	35,137
Public Service Enterprise Group, Inc.	1,064	48,870
Questar Corp.	210	14,918
Sempra Energy	756	42,676
Southern Co.	1,638	57,199

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — continued

REVENUESHARES LARGE CAP FUND

JUNE 30, 2008

Investments	Shares	Value
Utilities—3.7% (continued)
TECO Energy, Inc.	812	$17,450
Xcel Energy, Inc.	1,750	35,123
Total Utilities		1,195,363
Total Investments—99.6% (Cost $34,667,072)		31,910,279
SECURITIES SOLD SHORT—(0.0)%
Media—(0.0)%
E.W. Scripps Co. Class A* (b) (Proceeds $(731))	(238)	(731)
Other Assets in Excess of Liabilities—0.4%		138,808
Net Assets—100.0%		$32,048,356

*  Non-income producing security.

†  Non-voting shares

(a)  Real Estate Investment Trust (REIT)

(b)  "When issued" (W/I)

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

REVENUESHARES MID CAP FUND

JUNE 30, 2008

Investments	Shares	Value
COMMON STOCKS—99.3%
Automobiles & Components—2.8%
ArvinMeritor, Inc.	3,954	$49,346
BorgWarner, Inc.	552	24,498
Gentex Corp.	174	2,513
Lear Corp.*	3,068	43,504
Modine Manufacturing Co.	460	5,690
Thor Industries, Inc.	434	9,227
Total Automobiles & Components		134,778
Banks—1.6%
Associated Banc-Corp.	308	5,941
Astoria Financial Corp.	250	5,020
Bank of Hawaii Corp.	84	4,015
Cathay General Bancorp	110	1,196
City National Corp.	94	3,955
Colonial BancGroup, Inc.	568	2,511
Commerce Bancshares, Inc.	225	8,924
Cullen/Frost Bankers, Inc.	100	4,985
First Niagara Financial Group, Inc.	230	2,958
FirstMerit Corp.	214	3,490
New York Community Bancorp, Inc.	460	8,206
PacWest Bancorp	46	684
PMI Group, Inc.	464	905
Radian Group, Inc.	318	461
SVB Financial Group*	66	3,175
Synovus Financial Corp.	374	3,265
TCF Financial Corp.	402	4,836
Washington Federal, Inc.	138	2,498
Webster Financial Corp.	196	3,646
Westamerica Bancorporation	34	1,788
Wilmington Trust Corp.	162	4,283
Total Banks		76,742
Capital Goods—10.7%
AGCO Corp.*	488	25,576
Alliant Techsystems, Inc.*	152	15,455
Ametek, Inc.	230	10,861
BE Aerospace, Inc.*	472	10,993
Carlisle Cos., Inc.	366	10,614
Crane Co.	292	11,251
Donaldson Co., Inc.	208	9,285
DRS Technologies, Inc.	228	17,948
Dycom Industries, Inc.*	202	2,933
Fastenal Co.	254	10,963
Federal Signal Corp.	560	6,720
Flowserve Corp.	196	26,793
GATX Corp.	154	6,827
Graco, Inc.	116	4,416
Granite Construction, Inc.	360	11,351
Harsco Corp.	320	17,411
Hubbell, Inc. Class B	234	9,330
IDEX Corp.	192	7,073
Joy Global, Inc.	222	16,834
KBR, Inc.	1,182	41,263
Kennametal, Inc.	310	10,091
Lincoln Electric Holdings, Inc.	168	13,222
MSC Industrial Direct Co. Class A	192	8,469
Nordson Corp.	94	6,852

Investments	Shares	Value
Oshkosh Corp.	580	$12,000
Pentair, Inc.	506	17,720
Quanta Services, Inc.*	462	15,371
Roper Industries, Inc.	164	10,804
Shaw Group, Inc.*	35	2,163
SPX Corp.	242	31,878
Teleflex, Inc.	242	13,453
Thomas & Betts Corp.*	198	7,494
Timken Co.	826	27,207
Trinity Industries, Inc.	718	24,907
United Rentals, Inc.*	834	16,355
URS Corp.*	444	18,635
Wabtec Corp.	198	9,627
Total Capital Goods		520,145
Commercial Services & Supplies—5.1%
Brink's Co.	260	17,009
ChoicePoint, Inc.*	150	7,230
Copart, Inc.*	76	3,254
Corporate Executive Board Co.	38	1,598
Corrections Corp. of America*	776	21,317
Deluxe Corp.	276	4,918
Dun & Bradstreet Corp.	92	8,063
Herman Miller, Inc.	346	8,612
HNI Corp.	362	6,393
Kelly Services, Inc. Class A	1,536	29,691
Korn/Ferry International*	208	3,272
Manpower, Inc.	1,646	95,863
Mine Safety Appliances Co.	104	4,159
MPS Group, Inc.*	1,004	10,673
Navigant Consulting, Inc.*	306	5,985
Republic Services, Inc.	484	14,375
Rollins, Inc.	232	3,438
Stericycle, Inc.*	76	3,929
Total Commercial Services & Supplies		249,779
Consumer Durables & Apparel—4.8%
American Greetings Corp. Class A	404	4,985
Blyth, Inc.	382	4,595
Callaway Golf Co.	346	4,093
Furniture Brands International, Inc.	1,138	15,204
Hanesbrands, Inc.*	772	20,952
Hovnanian Enterprises, Inc. Class A*	3,656	20,035
MDC Holdings, Inc.	514	20,077
Mohawk Industries, Inc.*	512	32,820
NVR, Inc.*	58	29,005
Phillips-Van Heusen Corp.	272	9,961
Ryland Group, Inc.	782	17,055
Timberland Co. Class A*	500	8,175
Toll Brothers, Inc.*	1,332	24,948
Tupperware Brands Corp.	288	9,855
Under Armour, Inc. Class A*	90	2,308
Warnaco Group Inc.*	276	12,163
Total Consumer Durables & Apparel		236,231
Consumer Services—2.1%
Bob Evans Farms, Inc.	278	7,951
Boyd Gaming Corp.	282	3,542
Brinker International, Inc.	960	18,144

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — continued

REVENUESHARES MID CAP FUND

JUNE 30, 2008

Investments	Shares	Value
Consumer Services—2.1% (continued)
Career Education Corp.*	296	$4,325
CBRL Group, Inc.	344	8,431
Cheesecake Factory*	328	5,218
Chipotle Mexican Grill, Inc. Class A*	38	3,140
Corinthian Colleges, Inc.*	272	3,158
DeVry, Inc.	86	4,611
International Speedway Corp. Class A	100	3,903
ITT Educational Services, Inc.*	38	3,140
Life Time Fitness, Inc.*	62	1,832
Matthews International Corp. Class A	88	3,983
Regis Corp.	478	12,595
Scientific Games Corp. Class A*	164	4,858
Service Corp. International	862	8,499
Sotheby's	116	3,059
Strayer Education, Inc.	8	1,673
Total Consumer Services		102,062
Diversified Financials—1.2%
Affiliated Managers Group, Inc.*	130	11,708
AmeriCredit Corp.*	1,076	9,275
Apollo Investment Corp.	250	3,583
Eaton Vance Corp.	122	4,851
Jefferies Group, Inc.	548	9,217
Raymond James Financial, Inc.	468	12,350
SEI Investments Co.	226	5,316
Waddell & Reed Financial, Inc. Class A	120	4,201
Total Diversified Financials		60,501
Energy—4.7%
Arch Coal, Inc.	326	24,460
Bill Barrett Corp.*	50	2,971
Cimarex Energy Co.	170	11,844
Denbury Resources, Inc.*	156	5,694
Encore Acquisition Co.*	110	8,271
FMC Technologies, Inc.*	390	30,002
Forest Oil Corp.*	102	7,599
Frontier Oil Corp.	590	14,107
Helmerich & Payne, Inc.	224	16,132
Newfield Exploration Co.*	184	12,006
Overseas Shipholding Group, Inc.	86	6,839
Patterson-UTI Energy, Inc.	602	21,696
Pioneer Natural Resources Co.	194	15,186
Plains Exploration & Production Co.*	100	7,297
Pride International, Inc.*	434	20,524
Quicksilver Resources, Inc.*	104	4,019
Superior Energy Services*	220	12,131
Tidewater, Inc.	110	7,153
Total Energy		227,931
Food & Staples Retailing—1.3%
BJ's Wholesale Club, Inc.*	1,150	44,505
Ruddick Corp.	512	17,567
Total Food & Staples Retailing		62,072
Food Beverage & Tobacco—2.6%
Corn Products International, Inc.	408	20,037
Hansen Natural Corp.*	96	2,767
Hormel Foods Corp.	780	26,996
J.M. Smucker Co.	222	9,022

Investments	Shares	Value
Lancaster Colony Corp.	152	$4,603
PepsiAmericas, Inc.	644	12,738
Smithfield Foods, Inc.*	1,970	39,163
Tootsie Roll Industries, Inc.	105	2,639
Universal Corp.	188	8,501
Total Food Beverage & Tobacco		126,466
Health Care Equipment & Services—6.9%
Advanced Medical Optics, Inc*	212	3,973
Apria Healthcare Group, Inc.*	390	7,562
Beckman Coulter, Inc.	198	13,371
Cerner Corp.*	132	5,964
Community Health Systems, Inc.*	934	30,803
DENTSPLY International, Inc.	234	8,611
Edwards Lifesciences Corp.*	114	7,073
Gen-Probe, Inc.*	32	1,519
Health Management Associates, Inc. Class A*	3,664	23,853
Health Net, Inc.*	1,466	35,271
Henry Schein, Inc.*	504	25,991
Hill-Rom Holdings, Inc.	372	10,037
Hologic, Inc.*	116	2,529
Kindred Healthcare, Inc.*	942	27,092
Kinetic Concepts, Inc.*	138	5,508
LifePoint Hospitals, Inc.*	438	12,395
Lincare Holdings, Inc.*	230	6,532
Omnicare, Inc.	1,296	33,981
Psychiatric Solutions, Inc.*	192	7,265
Resmed, Inc.*	78	2,788
STERIS Corp.	222	6,385
Universal Health Services, Inc. Class B	470	29,713
VCA Antech, Inc.*	140	3,889
WellCare Health Plans, Inc.*	644	23,281
Total Health Care Equipment & Services		335,386
Household & Personal Products—0.8%
Alberto-Culver Co.	306	8,039
Church & Dwight Co., Inc.	200	11,270
Energizer Holdings, Inc.*	148	10,817
NBTY, Inc.*	360	11,542
Total Household & Personal Products		41,668
Insurance—4.6%
American Financial Group, Inc.	784	20,972
Arthur J. Gallagher & Co.	314	7,567
Brown & Brown, Inc.	192	3,339
Everest Re Group Ltd.	240	19,130
Fidelity National Financial, Inc. Class A	1,976	24,898
First American Corp.	1,284	33,898
Hanover Insurance Group, Inc.	318	13,515
HCC Insurance Holdings, Inc.	398	8,414
Horace Mann Educators Corp.	238	3,337
Mercury General Corp.	320	14,950
Old Republic International Corp.	1,368	16,197
Protective Life Corp.	386	14,687
StanCorp Financial Group, Inc.	260	12,210
Unitrin, Inc.	344	9,484
W.R. Berkley Corp.	926	22,372
Total Insurance		224,970

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — continued

REVENUESHARES MID CAP FUND

JUNE 30, 2008

Investments	Shares	Value
Materials—9.5%
Airgas, Inc.	320	$18,685
Albemarle Corp.	266	10,616
AptarGroup, Inc.	36	1,510
Cabot Corp.	384	9,335
Carpenter Technology Corp.	124	5,413
CF Industries Holdings, Inc.	132	20,170
Chemtura Corp.	2,614	15,266
Cleveland-Cliffs, Inc.	232	27,651
Commercial Metals Co.	1,450	54,664
Cytec Industries, Inc.	284	15,495
Ferro Corp.	538	10,093
FMC Corp.	236	18,276
Louisiana-Pacific Corp.	604	5,128
Lubrizol Corp.	342	15,845
Martin Marietta Materials, Inc.	86	8,909
Minerals Technologies, Inc.	86	5,469
Olin Corp.	682	17,855
Packaging Corp of America	414	8,905
Reliance Steel & Aluminum Co.	720	55,504
RPM International, Inc.	876	18,046
Scotts Miracle-Gro Co. Class A	408	7,169
Sensient Technologies Corp.	210	5,914
Sonoco Products Co.	680	21,046
Steel Dynamics, Inc.	776	30,317
Temple-Inland, Inc.	1,170	13,186
Terra Industries, Inc.	296	14,608
Valspar Corp.	730	13,804
Worthington Industries, Inc.	728	14,924
Total Materials		463,803
Media—1.3%
Belo Corp. Class A	606	4,430
DreamWorks Animation SKG, Inc. Class A*	135	4,024
Entercom Communications Corp. Class A	146	1,025
Getty Images, Inc.*	150	5,090
Harte-Hanks, Inc.	358	4,099
John Wiley & Sons, Inc. Class A	140	6,304
Lamar Advertising Co. Class A*	120	4,324
Lee Enterprises, Inc.	410	1,636
Marvel Entertainment, Inc.*	300	9,642
Media General, Inc. Class A	230	2,749
Scholastic Corp.*	314	8,999
Valassis Communications, Inc.*	786	9,840
Total Media		62,162
Pharmaceuticals, Biotechnology—1.5%
Affymetrix, Inc.*	92	947
Cephalon, Inc.*	126	8,403
Charles River Laboratories International, Inc.*	94	6,008
Covance, Inc.*	92	7,914
Endo Pharmaceuticals Holdings, Inc.*	190	4,596
Invitrogen Corp.*	136	5,339
Medicis Pharmaceutical Corp. Class A	80	1,662
Par Pharmaceutical Cos Inc*	194	3,149
PDL BioPharma, Inc.	144	1,529

Investments	Shares	Value
Perrigo Co.	236	$7,498
Pharmaceutical Product Development, Inc.	172	7,379
Sepracor, Inc.*	242	4,821
Techne Corp.*	16	1,238
Valeant Pharmaceuticals International*	418	7,152
Varian, Inc.*	66	3,370
Vertex Pharmaceuticals, Inc*	50	1,674
Total Pharmaceuticals, Biotechnology		72,679
Real Estate—4.2%
Alexandria Real Estate Equities, Inc. (a)	116	11,291
AMB Property Corp. (a)	62	3,124
BRE Properties, Inc. (a)	40	1,731
Camden Property Trust (a)	136	6,019
Cousins Properties, Inc. (a)	36	832
Duke Realty Corp. (a)	230	5,164
Equity One, Inc. (a)	58	1,192
Federal Realty Investment Trust (a)	1,724	118,956
Health Care REIT, Inc. (a)	54	2,403
Highwoods Properties, Inc. (a)	76	2,388
Hospitality Properties Trust (a)	176	4,305
Jones Lang LaSalle, Inc.	164	9,871
Liberty Property Trust (a)	122	4,044
Macerich Co. (a)	60	3,728
Mack-Cali Realty Corp. (a)	122	4,169
Nationwide Health Properties, Inc. (a)	54	1,700
Potlatch Corp. (a)	186	8,392
Rayonier, Inc. (a)	144	6,114
Realty Income Corp. (a)	52	1,184
Regency Centers Corp. (a)	34	2,010
UDR Inc (a)	174	3,894
Weingarten Realty Investors (a)	90	2,729
Total Real Estate		205,240
Retailing—6.6%
99 Cents Only Stores*	700	4,620
Advance Auto Parts, Inc.	670	26,016
Aeropostale, Inc.*	280	8,772
American Eagle Outfitters, Inc.	590	8,042
AnnTaylor Stores Corp.*	370	8,865
Barnes & Noble, Inc.	694	17,239
Borders Group, Inc.	1,734	10,404
Carmax, Inc.*	1,608	22,818
Charming Shoppes, Inc.*	2,912	13,366
Chico's FAS, Inc.*	704	3,780
Coldwater Creek, Inc.*	650	3,432
Collective Brands, Inc.*	924	10,746
Dick's Sporting Goods, Inc.*	486	8,622
Dollar Tree, Inc.*	664	21,706
Foot Locker, Inc.	2,170	27,017
Guess?, Inc.	140	5,243
NetFlix, Inc.*	254	6,622
O'Reilly Automotive, Inc.*	376	8,404
Pacific Sunwear of California, Inc.*	450	3,839
PetSmart, Inc.	754	15,042
Rent-A-Center, Inc.*	994	20,447
Ross Stores, Inc.	1,038	36,869
Saks, Inc.*	940	10,321

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — continued

REVENUESHARES MID CAP FUND

JUNE 30, 2008

Investments	Shares	Value
Retailing—6.6% (continued)
Urban Outfitters, Inc.*	226	$7,049
Williams-Sonoma, Inc.	668	13,253
Total Retailing		322,534
Semiconductors & Semiconductor Equipment—1.0%
Atmel Corp.*	1,920	6,682
Cree, Inc.*	86	1,962
Cypress Semiconductor Corp.*	218	5,396
Fairchild Semiconductor International, Inc.*	564	6,616
Integrated Device Technology, Inc.*	330	3,280
International Rectifier Corp.*	208	3,994
Intersil Corp. Class A	146	3,551
Lam Research Corp.*	272	9,832
RF Micro Devices, Inc.*	920	2,668
Semtech Corp.*	86	1,210
Silicon Laboratories, Inc.*	48	1,732
TriQuint Semiconductor, Inc.*	406	2,460
Total Semiconductors & Semiconductor Equipment		49,383
Software & Services—2.4%
ACI Worldwide, Inc.*	84	1,478
Activision, Inc.*	266	9,063
Acxiom Corp.	614	7,055
Advent Software, Inc.*	22	794
Alliance Data Systems Corp.*	146	8,256
Broadridge Financial Solutions, Inc.	484	10,187
Cadence Design Systems, Inc.*	508	5,131
Digital River, Inc.*	46	1,775
DST Systems, Inc.*	136	7,487
Fair Isaac Corp.	116	2,409
Gartner, Inc.*	326	6,755
Global Payments, Inc.	122	5,685
Jack Henry & Associates, Inc.	128	2,770
Macrovision Solutions Corp.*	56	838
McAfee, Inc.*	168	5,717
Mentor Graphics Corp.*	392	6,194
Metavante Technologies, Inc.*	344	7,781
NeuStar, Inc. Class A*	68	1,466
Parametric Technology Corp.*	272	4,534
SRA International, Inc. Class A*	230	5,166
Sybase, Inc.*	198	5,825
Synopsys, Inc.*	252	6,025
ValueClick, Inc.*	140	2,121
Wind River Systems, Inc.*	146	1,590
Total Software & Services		116,102
Technology Hardware & Equipment—11.9%
3Com Corp.*	1,424	3,019
ADC Telecommunications, Inc.*	410	6,056
Adtran, Inc.	114	2,718
Amphenol Corp. Class A	324	14,541
Arrow Electronics, Inc.*	2,046	62,853
Avnet, Inc.*	2,250	61,380
Avocent Corp.*	130	2,418
CommScope, Inc.*	238	12,559
Diebold, Inc.	446	15,869

Investments	Shares	Value
F5 Networks, Inc.*	94	$2,671
Flir Systems, Inc.*	105	4,260
Foundry Networks, Inc.*	630	7,447
Harris Corp.	336	16,965
Imation Corp.	464	10,635
Ingram Micro, Inc. Class A*	9,008	159,891
Kemet Corp.*	540	1,750
National Instruments Corp.	106	3,007
NCR Corp.*	1,272	32,054
Palm, Inc.	1,262	6,802
Plantronics, Inc.	156	3,482
Polycom, Inc.*	190	4,628
Tech Data Corp.*	2,830	95,908
Trimble Navigation Ltd.*	40	1,428
Vishay Intertechnology, Inc.*	1,194	10,591
Western Digital Corp.*	944	32,596
Zebra Technologies Corp. Class A*	114	3,721
Total Technology Hardware & Equipment		579,249
Telecommunication Services—0.5%
Cincinnati Bell, Inc.*	1,396	5,556
Telephone & Data Systems, Inc.	372	17,585
Total Telecommunication Services		23,141
Transportation—3.2%
AirTran Holdings, Inc.*	1,396	2,848
Alaska Air Group, Inc.*	730	11,198
Alexander & Baldwin, Inc.	166	7,561
Avis Budget Group, Inc.*	2,250	18,833
Con-way, Inc.	502	23,725
JB Hunt Transport Services, Inc.	672	22,364
JetBlue Airways Corp.*	2,090	7,796
Kansas City Southern*	128	5,631
Werner Enterprises, Inc.	618	11,482
YRC Worldwide, Inc.*	2,920	43,420
Total Transportation		154,858
Utilities—8.0%
AGL Resources, Inc.	344	11,896
Alliant Energy Corp.	418	14,321
Aqua America, Inc.	136	2,172
Aquila, Inc.*	1,872	7,057
Black Hills Corp.	82	2,629
DPL, Inc.	254	6,701
Energen Corp.	110	8,583
Energy East Corp.	956	23,632
Equitable Resources, Inc.	128	8,840
Great Plains Energy, Inc.	538	13,601
Hawaiian Electric Industries, Inc.	538	13,305
IDACORP, Inc.	126	3,640
MDU Resources Group, Inc.	798	27,818
National Fuel Gas Co.	214	12,729
Northeast Utilities	962	24,560
NSTAR	478	16,166
OGE Energy Corp.	520	16,489
ONEOK, Inc.	1,352	66,017
PNM Resources, Inc.	568	6,793
Puget Energy, Inc.	588	14,106

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — continued

REVENUESHARES MID CAP FUND

JUNE 30, 2008

Investments	Shares	Value
Utilities—8.0% (continued)
SCANA Corp.	548	$20,276
Sierra Pacific Resources	1,048	13,320
Vectren Corp.	384	11,985
Westar Energy, Inc.	332	7,141
WGL Holdings, Inc.	408	14,174
Wisconsin Energy Corp.	440	19,897
Total Utilities		387,848
Total Investments—99.3% (Cost $5,068,820)		4,835,730
Other Assets in Excess of Liabilities—0.7%		33,114
Net Assets—100.0%		$4,868,844

*  Non-income producing security.

(a)  Real Estate Investment Trust (REIT)

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

REVENUESHARES SMALL CAP FUND

JUNE 30, 2008

Investments	Shares	Value
COMMON STOCKS—99.2%
Automobiles & Components—1.0%
ATC Technology Corp.*	175	$4,074
Drew Industries, Inc.*	224	3,573
Fleetwood Enterprises, Inc.*	3,882	10,170
Monaco Coach Corp.	1,348	4,098
Spartan Motors, Inc.	546	4,079
Standard Motor Products, Inc.	952	7,768
Superior Industries International, Inc.	452	7,630
Winnebago Industries, Inc.	368	3,750
Total Automobiles & Components		45,142
Banks—2.5%
Anchor Bancorp Wisconsin, Inc.	120	841
Bank Mutual Corp.	182	1,827
BankAtlantic Bancorp, Inc. Class A	1,198	2,108
Boston Private Financial Holdings, Inc.	186	1,055
Brookline Bancorp, Inc.	130	1,242
Cascade Bancorp	104	801
Central Pacific Financial Corp.	180	1,919
Columbia Banking System, Inc.	60	1,160
Community Bank System, Inc.	138	2,846
Corus Bankshares, Inc.	690	2,870
Dime Community Bancshares, Inc.	126	2,080
Downey Financial Corp.	268	742
East West Bancorp, Inc.	270	1,906
First BanCorp.	1,758	11,146
First Commonwealth Financial Corp.	294	2,743
First Financial Bancorp	214	1,969
First Financial Bankshares, Inc.	30	1,374
First Midwest Bancorp, Inc.	168	3,133
FirstFed Financial Corp.*	178	1,431
Flagstar Bancorp, Inc.	1,522	4,581
Frontier Financial Corp.	144	1,227
Glacier Bancorp, Inc.	170	2,718
Guaranty Financial Group*	94	505
Hancock Holding Co.	108	4,243
Hanmi Financial Corp.	306	1,594
Independent Bank Corp.	268	1,072
Irwin Financial Corp.	616	1,657
Nara Bancorp, Inc.	134	1,438
National Penn Bancshares, Inc.	70	930
Old National Bancorp.	170	2,424
PrivateBancorp, Inc.	94	2,856
Prosperity Bancshares, Inc.	104	2,780
Provident Bankshares Corp.	192	1,225
Signature Bank*	80	2,061
South Financial Group, Inc.	522	2,046
Sterling Bancorp	106	1,267
Sterling Bancshares, Inc.	244	2,218
Sterling Financial Corp.	404	1,673
Susquehanna Bancshares, Inc.	296	4,052
TrustCo Bank Corp.	180	1,336
UCBH Holdings, Inc.	402	905
UMB Financial Corp.	236	12,099
Umpqua Holdings Corp.	324	3,930
United Bankshares, Inc.	138	3,167
United Community Banks Inc.	288	2,457
Whitney Holding Corp.	258	4,721

Investments	Shares	Value
Wilshire Bancorp, Inc.	182	$1,560
Wintrust Financial Corp.	178	4,245
Total Banks		120,180
Capital Goods—14.3%
A.O. Smith Corp.	590	19,370
AAR Corp.*	268	3,626
Acuity Brands, Inc.	568	27,309
Albany International Corp. Class A	252	7,308
Apogee Enterprises, Inc.	316	5,107
Applied Industrial Technologies, Inc.	604	14,599
Applied Signal Technology, Inc.	118	1,612
Astec Industries, Inc.*	204	6,557
Baldor Electric Co.	424	14,832
Barnes Group, Inc.	418	9,652
Belden, Inc.	366	12,400
Brady Corp. Class A	300	10,359
Briggs & Stratton Corp.	852	10,803
Building Materials Holding Corp.	4,378	7,749
C&D Technologies, Inc.*	850	7,191
Cascade Corp.	68	2,878
Ceradyne, Inc.*	140	4,802
CLARCOR, Inc.	230	8,073
Cubic Corp.	198	4,411
Curtiss-Wright Corp.	250	11,185
EMCOR Group, Inc.*	1,957	55,832
EnPro Industries, Inc.*	294	10,978
Esterline Technologies Corp.*	200	9,852
Gardner Denver, Inc.*	488	27,718
GenCorp, Inc.*	538	3,852
Gibraltar Industries, Inc.	874	13,958
Griffon Corp.*	1,186	10,389
II-VI, Inc.*	1,150	40,158
Insituform Technologies, Inc. Class A*	420	6,397
Kaman Corp.	342	7,784
Kaydon Corp.	80	4,113
Lawson Products, Inc.	144	3,568
Lennox International, Inc.	984	28,497
Lindsay Corp.	42	3,569
Lydall, Inc.*	314	3,941
Magnetek, Inc.*	193	816
Moog, Inc. Class A*	294	10,949
Mueller Industries, Inc.	796	25,631
NCI Buildings Systems, Inc.*	436	16,014
Orbital Sciences Corp.*	590	13,900
Quanex Building Products Corp.	1,276	18,961
Regal-Beloit Corp.	338	14,281
Robbins & Myers, Inc.	176	8,777
Simpson Manufacturing Co., Inc.	284	6,742
Standex International Corp.	298	6,181
Teledyne Technologies, Inc.*	264	12,881
Toro Co.	308	10,247
Tredegar Corp.	684	10,055
Triumph Group, Inc.	100	4,710
Universal Forest Products, Inc.	788	23,608
Valmont Industries, Inc.	160	16,686
Vicor Corp.	122	1,218
Wabash National Corp.	1,540	11,642
Watsco, Inc.	440	18,392

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — continued

REVENUESHARES SMALL CAP FUND

JUNE 30, 2008

Investments	Shares	Value
Capital Goods—14.3% (continued)
Watts Water Technologies, Inc. Class A	426	$10,607
Woodward Governor Co.	260	9,272
Total Capital Goods		671,999
Commercial Services & Supplies—5.1%
ABM Industries, Inc.	1,246	27,723
Administaff, Inc.	446	12,439
Angelica Corp.	234	4,977
Bowne & Co., Inc.	426	5,432
CDI Corp.	458	11,652
Consolidated Graphics, Inc.*	168	8,277
G&K Services, Inc. Class A	212	6,458
Healthcare Services Group, Inc.	236	3,590
Heidrick & Struggles International, Inc.	168	4,644
Interface, Inc. Class A	602	7,543
Mobile Mini, Inc.*	148	2,960
On Assignment, Inc.*	720	5,774
School Specialty, Inc.*	268	7,968
Spherion Corp.*	2,342	10,820
Standard Register Co.	666	6,280
SYKES Enterprises, Inc.*	338	6,375
Tetra Tech, Inc.*	666	15,065
TrueBlue, Inc.*	824	10,885
United Stationers, Inc.*	848	31,333
Viad Corp.	298	7,685
Volt Information Sciences, Inc.*	1,724	20,532
Waste Connections, Inc.*	264	8,430
Watson Wyatt Worldwide, Inc. Class A	288	15,232
Total Commercial Services & Supplies		242,074
Consumer Durables & Apparel—6.0%
Arctic Cat, Inc.	636	4,993
Bassett Furniture Industries, Inc.	304	3,587
Brunswick Corp.	1,090	11,554
Champion Enterprises, Inc.*	1,362	7,968
CROCS, Inc.*	160	1,282
Deckers Outdoor Corp.*	22	3,062
Ethan Allen Interiors, Inc.	318	7,823
Fossil, Inc.*	276	8,023
Iconix Brand Group, Inc.*	58	701
JAKKS Pacific, Inc.*	292	6,380
K-Swiss, Inc. Class A	218	3,205
La-Z-Boy, Inc.	2,592	19,829
Libbey Inc.	456	3,393
M/I Homes, Inc.	1,176	18,498
Maidenform Brands, Inc.*	290	3,915
Meritage Homes Corp.*	1,554	23,574
Movado Group, Inc.	178	3,524
National Presto Industries, Inc.	50	3,209
Nautilus, Inc.	976	4,958
Oxford Industries, Inc.	432	8,273
Perry Ellis International, Inc.*	425	9,019
Polaris Industries, Inc.	332	13,406
Pool Corp.	844	14,989
Quiksilver, Inc.*	2,214	21,741
RC2 Corp.*	162	3,007
Russ Berrie & Co., Inc.*	176	1,403
Skechers U.S.A., Inc. Class A*	554	10,947

Investments	Shares	Value
Skyline Corp.	116	$2,726
Standard-Pacific Corp.	9,884	33,407
Sturm Ruger & Co., Inc.*	178	1,257
UniFirst Corp./MA	214	9,557
Universal Electronics, Inc.*	66	1,379
Volcom, Inc.*	88	2,106
Wolverine World Wide, Inc.	428	11,415
Total Consumer Durables & Apparel		284,110
Consumer Services—3.3%
Buffalo Wild Wings, Inc.*	102	2,533
California Pizza Kitchen, Inc.*	356	3,984
CEC Entertainment, Inc.*	252	7,059
CKE Restaurants, Inc.	980	12,220
Coinstar, Inc.*	198	6,477
CPI Corp.	100	1,873
DineEquity, Inc.	68	2,540
Hillenbrand Inc.	100	2,140
Jack in the Box, Inc.*	896	20,078
Landry's Restaurants, Inc.	446	8,015
Marcus Corp.	158	2,362
Monarch Casino & Resort, Inc.*	56	661
Multimedia Games, Inc.*	140	619
O'Charleys, Inc.	624	6,277
Panera Bread Co. Class A*	230	10,640
Papa John's International, Inc.*	422	11,221
Peet's Coffee & Tea, Inc.*	80	1,586
P.F. Chang's China Bistro, Inc.*	362	8,087
Pinnacle Entertainment, Inc.*	322	3,378
Pre-Paid Legal Services, Inc.*	80	3,250
Red Robin Gourmet Burgers, Inc.*	168	4,660
Ruby Tuesday, Inc.	1,060	5,724
Ruth's Hospitality Group Inc.*	252	1,305
Shuffle Master, Inc.*	136	672
Sonic Corp.*	278	4,114
Steak N Shake Co.*	502	3,178
Texas Roadhouse, Inc. Class A*	524	4,700
Triarc Cos., Inc. Class B	1,470	9,305
Universal Technical Institute, Inc.*	182	2,268
WMS Industries, Inc.*	144	4,287
Total Consumer Services		155,213
Diversified Financials—0.9%
Cash America International, Inc.	232	7,191
Financial Federal Corp.	76	1,669
First Cash Financial Services, Inc.*	206	3,088
Investment Technology Group, Inc.*	136	4,551
LaBranche & Co., Inc.*	938	6,641
optionsXpress Holdings, Inc.	70	1,564
Piper Jaffray Cos.,*	102	2,992
Portfolio Recovery Associates, Inc.*	48	1,800
Rewards Network, Inc.*	398	1,636
SWS Group, Inc.	318	5,282
TradeStation Group, Inc.*	108	1,096
World Acceptance Corp.*	82	2,761
Total Diversified Financials		40,271

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — continued

REVENUESHARES SMALL CAP FUND

JUNE 30, 2008

Investments	Shares	Value
Energy—6.6%
Atwood Oceanics, Inc.*	38	$4,725
Basic Energy Services, Inc.*	384	12,096
Bristow Group, Inc.*	146	7,226
CARBO Ceramics, Inc.	76	4,435
Dril-Quip, Inc.*	76	4,788
Gulf Island Fabrication, Inc.	130	6,361
Helix Energy Solutions Group, Inc.*	374	15,573
Hornbeck Offshore Services, Inc.*	64	3,617
ION Geophysical Corp.*	394	6,875
Lufkin Industries, Inc.	102	8,495
Matrix Service Co.*	202	4,658
NATCO Group, Inc. Class A*	92	5,017
Oceaneering International, Inc.*	210	16,181
Patriot Coal Corp*	74	11,343
Penn Virginia Corp.	172	12,972
Petroleum Development Corp.*	50	3,325
Petroquest Energy, Inc.*	55	1,480
Pioneer Drilling Co.*	308	5,793
SEACOR Holdings, Inc.*	132	11,815
St. Mary Land & Exploration Co.	194	12,540
Stone Energy Corp.*	169	11,139
Superior Well Services, Inc.*	152	4,820
Swift Energy Co.*	140	9,248
Tetra Technologies, Inc.*	534	12,661
Unit Corp.*	228	18,917
W-H Energy Services, Inc.*	186	17,808
World Fuel Services Corp.	3,545	77,776
Total Energy		311,684
Food & Staples Retailing—3.9%
Andersons, Inc.	56	2,280
Casey's General Stores, Inc.	1,252	29,009
Great Atlantic & Pacific Tea Co., Inc.*	1,943	44,338
Longs Drug Stores Corp.	824	34,699
Nash Finch Co.	1,092	37,423
Spartan Stores, Inc.	880	20,240
United Natural Foods, Inc.*	850	16,558
Total Food & Staples Retailing		184,547
Food Beverage & Tobacco—3.8%
Alliance One International, Inc.*	4,652	23,772
Boston Beer Co., Inc. Class A*	86	3,498
Darling International, Inc.*	4,275	70,624
Flowers Foods, Inc.	786	22,275
Green Mountain Coffee Roasters, Inc.*	90	3,381
Hain Celestial Group Inc*	240	5,635
J&J Snack Foods Corp.	162	4,440
Lance, Inc.	326	6,119
Ralcorp Holdings, Inc.*	308	15,228
Sanderson Farms, Inc.	360	12,427
TreeHouse Foods, Inc.*	404	9,801
Total Food Beverage & Tobacco		177,200
Health Care Equipment & Services—7.9%
Abaxis, Inc.*	190	4,585
Air Methods Corp.*	15	375
Allscripts Healthcare Solutions, Inc.*	134	1,663
Amedisys, Inc.*	132	6,655

Investments	Shares	Value
American Medical Systems Holding*	296	$4,425
AMERIGROUP Corp.*	960	19,968
AMN Healthcare Services, Inc.*	612	10,355
AmSurg Corp.*	178	4,334
Analogic Corp.	54	3,406
ArthroCare Corp.*	50	2,041
Biolase Technology Inc*	218	746
Centene Corp.*	1,004	16,857
Chemed Corp.	180	6,590
CONMED Corp.*	244	6,478
Cooper Cos., Inc.	188	6,984
Cross Country Healthcare, Inc.*	454	6,542
CryoLife Inc	116	1,327
Cyberonics*	92	1,996
Datascope Corp.	96	4,512
Gentiva Health Services, Inc.*	610	11,621
Greatbatch, Inc.*	136	2,353
Haemonetics Corp.*	68	3,771
HealthExtras, Inc.*	588	17,722
Healthspring, Inc.*	50	844
Healthways Inc.*	86	2,546
HMS Holdings Corp.*	112	2,405
ICU Medical, Inc.*	48	1,098
IDEXX Laboratories, Inc.*	128	6,239
Immucor, Inc.*	58	1,501
Integra LifeSciences Holdings*	108	4,804
Invacare Corp.	556	11,365
inVentiv Health, Inc.*	276	7,670
Kensy Nash Corp.*	22	705
LCA-Vision, Inc.	158	754
LHC Group, Inc.*	100	2,325
Magellan Health Services, Inc.*	225	8,332
MedCath Corp.*	244	4,387
Mentor Corp.	70	1,947
Meridian Bioscience, Inc.	34	915
Merit Medical Systems, Inc.*	124	1,823
Molina Healthcare, Inc.*	544	13,241
Odyssey HealthCare, Inc.*	388	3,779
Omnicell, Inc.*	68	896
Osteotech, Inc.*	118	671
Owens & Minor, Inc.	1,570	71,732
Palomar Medical Technologies, Inc.*	70	699
Pediatrix Medical Group, Inc.*	120	5,908
PharMerica Corp.*	236	5,331
Phase Forward Inc*	46	827
PSS World Medical, Inc.*	810	13,203
RehabCare Group, Inc.*	296	4,745
Res-Care, Inc.*	528	9,388
Sunrise Senior Living, Inc.*	534	12,004
SurModics, Inc.*	12	538
Symmetry Medical, Inc.*	140	2,271
Theragenics Corp.*	144	523
Vital Signs, Inc.	34	1,931
West Pharmaceutical Services, Inc.	380	16,446
Zoll Medical Corp.*	28	943
Total Health Care Equipment & Services		370,042

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — continued

REVENUESHARES SMALL CAP FUND

JUNE 30, 2008

Investments	Shares	Value
Household & Personal Products—0.7%
Central Garden & Pet Co., Class A*	2,890	$11,848
Chattem, Inc.*	50	3,253
Mannatech, Inc.	602	3,275
Spectrum Brands, Inc.*	3,638	9,277
USANA Health Sciences, Inc.*	90	2,418
WD-40 Co.	66	1,931
Total Household & Personal Products		32,002
Insurance—2.8%
Delphi Financial Group, Inc. Class A	366	8,469
Hilb Rogal & Hobbs Co.	158	6,867
Infinity Property & Casualty Corp.	256	10,629
LandAmerica Financial Group, Inc.	1,310	29,068
National Financial Partners Corp.	75	1,487
Navigators Group, Inc.*	66	3,567
Philadelphia Consolidated Holding Co.*	308	10,463
Presidential Life Corp.	198	3,053
ProAssurance Corp.*	120	5,773
RLI Corp.	102	5,046
Safety Insurance Group, Inc.	166	5,918
Selective Insurance Group, Inc.	692	12,982
Stewart Information Services Corp.	740	14,312
Tower Group, Inc.	104	2,204
United Fire & Casualty Co.	184	4,955
Zenith National Insurance Corp.	206	7,243
Total Insurance		132,036
Materials—5.1%
A.M. Castle & Co.	502	14,362
AMCOL International Corp.	164	4,667
Arch Chemicals, Inc.	338	11,205
Brush Engineered Materials, Inc.*	192	4,689
Buckeye Technologies, Inc.*	500	4,230
Century Aluminum Co*	286	19,016
Chesapeake Corp.*	1,698	3,990
Deltic Timber Corp.	24	1,284
Georgia Gulf Corp.	3,990	11,571
H.B. Fuller Co.	568	12,746
Headwaters, Inc.*	918	10,805
Material Sciences Corp.*	308	2,495
Myers Industries, Inc.	382	3,113
Neenah Paper, Inc.	294	4,913
NewMarket Corp.	250	16,558
Olympic Steel, Inc.	4	304
OM Group, Inc.*	142	4,656
OMNOVA Solutions, Inc.*	1,216	3,380
Penford Corp.	110	1,637
PolyOne Corp.*	3,844	26,793
Quaker Chemical Corp.	220	5,865
Rock-Tenn Co. Class A	796	23,872
RTI International Metals, Inc.*	74	2,636
Schulman A., Inc.	740	17,042
Schweitzer-Mauduit International, Inc.	242	4,078
Texas Industries, Inc.	132	7,409
Tronox, Inc., Class B	1,702	5,140
Wausau Paper Corp.	1,266	9,761
Total Materials		238,217

Investments	Shares	Value
Media—0.8%
4Kids Entertainment, Inc.*	42	$311
AH Belo Corp. Class A	38	217
Arbitron, Inc.	78	3,705
E.W. Scripps Co. Class A* (b)	300	921
Live Nation, Inc.*	2,918	30,873
Radio One, Inc. Class D*	1,670	2,154
Total Media		38,181
Pharmaceuticals, Biotechnology—0.9%
Alpharma, Inc. Class A*	300	6,760
ArQule, Inc.*	12	39
Cambrex Corp.*	366	2,148
Cubist Pharmaceuticals, Inc.*	245	4,376
Dionex Corp.*	32	2,124
Enzo Biochem Inc*	38	426
Kendle International, Inc.*	110	3,996
Martek Biosciences Corp.*	104	3,506
Noven Pharmaceuticals, Inc.*	44	470
Parexel International Corp.*	356	9,367
PharmaNet Development Group, Inc.*	100	1,577
Regeneron Pharmaceuticals, Inc.*	28	404
Salix Pharmaceuticals Ltd.*	360	2,531
Savient Pharmaceuticals, Inc.*	14	354
Sciele Pharma, Inc.*	144	2,786
ViroPharma, Inc.*	208	2,300
Total Pharmaceuticals, Biotechnology		43,164
Real Estate—1.8%
Acadia Realty Trust (a)	38	880
BioMed Realty Trust, Inc. (a)	680	16,680
Colonial Properties Trust (a)	186	3,724
DiamondRock Hospitality Co. (a)	360	3,920
EastGroup Properties, Inc. (a)	28	1,201
Entertainment Properties Trust (a)	38	1,879
Essex Property Trust, Inc. (a)	34	3,621
Extra Space Storage, Inc. (a)	102	1,567
Forestar Real Estate Group, Inc.*	42	800
Home Properties, Inc. (a)	530	25,472
Inland Real Estate Corp. (a)	116	1,673
Kilroy Realty Corp. (a)	42	1,975
Kite Realty Group Trust (a)	82	1,025
Lexington Realty Trust (a)	206	2,808
LTC Properties, Inc. (a)	30	767
Medical Properties Trust, Inc. (a)	68	688
Mid-America Apartment Communities, Inc. (a)	68	3,471
National Retail Properties, Inc. (a)	68	1,421
Parkway Properties, Inc. (a)	58	1,956
Pennsylvania Real Estate Investment Trust (a)	50	1,157
PS Business Parks, Inc. (a)	46	2,374
Senior Housing Properties Trust (a)	78	1,523
Sovran Self Storage, Inc. (a)	40	1,662
Tanger Factory Outlet Centers, Inc. (a)	50	1,797
Total Real Estate		84,041

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — continued

REVENUESHARES SMALL CAP FUND

JUNE 30, 2008

Investments	Shares	Value
Retailing—10.2%
Aaron Rents, Inc.	666	$14,872
Audiovox Corp. Class A*	332	3,260
Big 5 Sporting Goods Corp.	510	3,861
Blue Nile, Inc.*	36	1,531
Brown Shoe Co, Inc.	1,312	17,778
Cabela's, Inc.*	1,274	14,027
Cato Corp. Class A	568	8,088
Charlotte Russe Holding, Inc.*	420	7,459
Childrens Place Retail Stores, Inc.*	594	21,443
Christopher & Banks Corp.	300	2,040
Dress Barn, Inc.*	912	12,203
Finish Line Class A*	2,995	26,056
Fred's, Inc. Class A	1,504	16,905
Genesco, Inc.*	413	12,749
Group 1 Automotive, Inc.	2,209	43,892
Gymboree Corp.*	200	8,014
Haverty Furniture Cos., Inc.	858	8,614
Hibbett Sports, Inc.*	208	4,389
Hot Topic, Inc.*	1,076	5,821
Jo-Ann Stores, Inc.*	1,096	25,240
Jos A. Bank Clothiers, Inc.*	170	4,548
Lithia Motors, Inc. Class A	1,930	9,496
LKQ Corp.*	410	7,409
MarineMax, Inc.*	768	5,507
Men's Wearhouse, Inc.	520	8,471
Midas Inc.*	96	1,296
NutriSystem, Inc.	75	1,061
OfficeMax, Inc.	3,480	48,371
PEP Boys-Manny, Moe & Jack	1,768	15,417
PetMed Express, Inc.*	110	1,348
Select Comfort Corp.*	708	1,161
Sonic Automotive, Inc. Class A	3,277	42,240
Stage Stores, Inc.	802	9,359
Stamps.com, Inc.*	62	774
Stein Mart, Inc.	2,662	12,006
Tractor Supply Co.*	576	16,727
Tuesday Morning Corp.*	1,144	4,702
Tween Brands, Inc.*	304	5,004
Zale Corp.*	1,230	23,235
Zumiez, Inc.*	80	1,326
Total Retailing		477,700
Semiconductors & Semiconductor Equipment—1.8%
Actel Corp.*	144	2,426
Advanced Energy Industries, Inc.*	268	3,672
ATMI, Inc.*	106	2,960
Axcelis Technologies, Inc.*	896	4,372
Brooks Automation, Inc.*	560	4,631
Cabot Microelectronics Corp.*	80	2,652
Cohu, Inc.	150	2,202
Cymer, Inc.*	112	3,011
Diodes, Inc.*	116	3,206
DSP Group, Inc.*	138	966
Exar Corp.*	70	528
FEI Co.*	212	4,829
Kopin Corp.*	222	637
Kulicke & Soffa Industries, Inc.*	802	5,847
Micrel, Inc.	268	2,452

Investments	Shares	Value
Microsemi Corp.*	172	$4,331
MKS Instruments, Inc.*	404	8,847
Pericom Semiconductor Corp.*	66	979
Photronics Inc.*	388	2,732
Rudolph Technologies, Inc.*	142	1,093
Skyworks Solutions, Inc.*	766	7,560
Standard Microsystems Corp.*	90	2,444
Supertex, Inc.*	26	607
Ultratech, Inc.*	82	1,273
Varian Semiconductor Equipment Associates, Inc.*	206	7,173
Veeco Instruments, Inc.*	236	3,795
Total Semiconductors & Semiconductor Equipment		85,225
Software & Services—3.1%
Ansoft Corp.*	26	946
ANSYS, Inc.*	82	3,864
Bankrate, Inc.*	22	860
Blackbaud, Inc.	76	1,626
CACI International, Inc., Class A*	366	16,752
Captaris, Inc.*	206	834
Catapult Communications Corp.*	62	441
CIBER, Inc.*	1,390	8,632
Concur Technologies, Inc.*	28	930
CSG Systems International, Inc.*	840	9,257
CyberSource Corp.*	54	903
Dealertrack Holdings Inc*	50	706
Epicor Software Corp.*	350	2,419
EPIQ Systems, Inc.*	90	1,278
FactSet Research Systems, Inc.	60	3,382
Gevity HR, Inc.	1,120	6,026
Informatica Corp.*	194	2,918
InfoSpace, Inc.	142	1,183
j2 Global Communications, Inc.*	80	1,840
JDA Software Group, Inc.*	154	2,787
Knot, Inc.*	66	645
Manhattan Associates, Inc.*	110	2,610
Mantech International Corp. Class A*	302	14,532
MAXIMUS, Inc.	164	5,710
MICROS Systems, Inc.*	192	5,854
Perficient, Inc.*	116	1,121
Phoenix Technologies Ltd.*	26	286
Progress Software Corp.*	132	3,375
Quality Systems, Inc.	44	1,288
Radiant Systems, Inc.*	140	1,502
Secure Computing Corp.*	230	952
SI International, Inc.*	176	3,685
Smith Micro Software, Inc.*	84	479
Sonic Solutions*	134	799
SPSS, Inc.*	70	2,546
Startek, Inc.*	222	2,087
Take-Two Interactive Software, Inc.*	512	13,092
THQ, Inc.*	358	7,253
Tyler Technologies, Inc.*	122	1,656
United Online, Inc.	386	3,872
Websense, Inc.*	108	1,819
Wright Express Corp.*	76	1,885
Total Software & Services		144,632

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — concluded

REVENUESHARES SMALL CAP FUND

JUNE 30, 2008

Investments	Shares	Value
Technology Hardware & Equipment—7.6%
Adaptec, Inc.*	766	$2,451
Agilysys, Inc.	636	7,212
Anixter International, Inc.*	828	49,259
Arris Group, Inc.*	856	7,233
Avid Technology, Inc.*	310	5,267
Bel Fuse, Inc. Class B	78	1,927
Benchmark Electronics, Inc.*	1,524	24,903
Black Box Corp.	234	6,362
Blue Coat Systems Inc*	42	593
Brightpoint, Inc.*	1,818	13,271
Checkpoint Systems, Inc.*	322	6,723
Cognex Corp.	98	2,259
Comtech Telecommunications Corp.*	76	3,724
CTS Corp.	594	5,970
Daktronics, Inc.	164	3,308
Digi International, Inc.*	98	769
Ditech Networks, Inc.*	209	449
Electro Scientific Industries, Inc.*	108	1,530
FARO Technologies, Inc.*	62	1,561
Gerber Scientific, Inc.*	532	6,054
Harmonic Inc.*	258	2,454
Hutchinson Technology, Inc.*	240	3,226
Insight Enterprises, Inc.*	2,356	27,637
Intevac, Inc.*	178	2,008
Itron, Inc.*	155	15,245
Keithley Instruments, Inc.	146	1,387
Littelfuse, Inc.*	144	4,543
LoJack Corp.*	116	923
Mercury Computer Systems, Inc.*	146	1,099
Methode Electronics, Inc.	352	3,678
MTS Systems Corp.	92	3,301
Netgear, Inc.*	190	2,633
Network Equipment Technologies Inc.*	56	199
Newport Corp.*	310	3,531
Novatel Wireless, Inc.*	224	2,493
Park Electrochemical Corp.	78	1,896
PC-Tel, Inc.*	94	901
Photon Dynamics, Inc.*	80	1,206
Planar Systems, Inc.*	388	1,009
Plexus Corp.*	474	13,120
RadiSys Corp.*	170	1,540
Rogers Corp.*	92	3,458
Scansource, Inc.*	504	13,487
Stratasys, Inc.*	42	775
Symmetricom, Inc.*	454	1,743
Synaptics, Inc.*	40	1,509
SYNNEX Corp.*	3,055	76,651
Technitrol, Inc.	348	5,913
Tollgrade Communications, Inc.*	76	341
TTM Technologies, Inc.*	514	6,790
Viasat, Inc.*	138	2,789
Total Technology Hardware & Equipment		358,310
Telecommunication Services—0.1%
Fairpoint Communications, Inc.	275	1,983
General Communication, Inc. Class A*	532	3,655
Total Telecommunication Services		5,638

Investments	Shares	Value
Transportation—2.8%
Arkansas Best Corp.	720	$26,381
Forward Air Corp.	98	3,391
Heartland Express, Inc.	366	5,457
HUB Group, Inc., Class A*	572	19,522
Kirby Corp.*	206	9,888
Knight Transportation, Inc.	422	7,723
Landstar System, Inc.	510	28,162
Old Dominion Freight Line, Inc.*	552	16,571
Skywest, Inc.	1,120	14,168
Total Transportation		131,263
Utilities—6.2%
ALLETE, Inc.	182	7,644
American States Water Co.	64	2,236
Atmos Energy Corp.	1,976	54,479
Avista Corp.	608	13,048
Central Vermont Public Service Corp.	108	2,092
CH Energy Group, Inc.	232	8,252
Cleco Corp.	330	7,699
El Paso Electric Co.*	270	5,346
Laclede Group, Inc.	522	21,073
New Jersey Resources Corp.	795	25,957
Northwest Natural Gas Co.	194	8,974
Piedmont Natural Gas Co., Inc.	584	15,277
South Jersey Industries, Inc.	230	8,593
Southern Union Co.	766	20,697
Southwest Gas Corp.	648	19,265
UGI Corp.	1,790	51,391
UIL Holdings Corp.	238	7,000
UniSource Energy Corp.	390	12,094
Total Utilities		291,117
Total Investments—99.2% (Cost $5,013,222)		4,663,988
Other Assets in Excess of Liabilities—0.8%		38,133
Net Assets—100.0%		$4,702,121

*  Non-Income producing security.

(a)  Real Estate Investment Trust (REIT)

(b)  "When issued" (W/I)

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

JUNE 30, 2008

	RevenueShares Large Cap Fund	RevenueShares Mid Cap Fund	RevenueShares Small Cap Fund
ASSETS:
Investments at value	$31,910,279	$4,835,730	$4,663,988
Cash	206,680	58,218	61,335
Receivables:
Expense waivers due from Adviser	54,511	55,513	55,532
Dividends receivables	25,587	3,959	4,869
Receivable for securities sold	50,205	—	2,295
Other assets	185	189	182
Total Assets	32,247,447	4,953,609	4,788,201
LIABILITIES:
Securities sold short, at value (proceeds received of $731)	731	—	—
Payables:
Investment securities purchased	48,735	—	2,295
Dividends payable	72,607	14,055	13,184
Advisory fees (Note 4)	17,101	6,486	6,285
Principal Financial Officer fees	3,044	4,475	4,503
Trustee fees	3,041	3,040	3,040
Other accrued expenses	53,832	56,709	56,773
Total Liabilities	199,091	84,765	86,080
NET ASSETS	$32,048,356	$4,868,844	$4,702,121
NET ASSETS CONSIST OF:
Paid-in capital	$34,824,142	$5,104,798	$5,044,278
Undistributed net investment income	7,646	1,189	981
Net realized gain (loss) on investments	(26,639)	(4,053)	6,096
Net unrealized depreciation on investments	(2,756,793)	(233,090)	(349,234)
NET ASSETS	$32,048,356	$4,868,844	$4,702,121
Shares outstanding (unlimited number of shares of beneficial interest authorized, without par value)	700,700	100,700	100,700
Net asset value, per share	$45.74	$48.35	$46.69
Investments at cost	$34,667,072	$5,068,820	$5,013,222

The accompanying notes are an integral part of these financial statements.

Statements of Operations

FOR THE PERIOD FEBRUARY 22, 2008* TO JUNE 30, 2008

	RevenueShares Large Cap Fund	RevenueShares Mid Cap Fund	RevenueShares Small Cap Fund
INVESTMENT INCOME:
Dividend income	$101,810	$26,074	$24,707
Foreign withholding tax	—	—	(12)
Total Income	101,810	26,074	24,695
EXPENSES:
Professional fees	22,472	22,472	22,472
Advisory (Note 4)	19,452	9,101	8,908
BNY Fund Services fees	17,951	17,951	17,951
Compliance	11,456	10,956	10,942
Principal Financial Officer fees	9,723	9,625	9,621
Distributor	7,170	7,768	7,787
Trustees	3,457	3,457	3,457
Other expense	8,441	8,443	8,446
Total Expenses	100,122	89,773	89,584
Less expense waivers (Note 4)	(78,942)	(79,944)	(79,963)
Net Expenses	21,180	9,829	9,621
Net Investment Income	80,630	16,245	15,074
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	(27,016)	(5,054)	5,187
Net unrealized depreciation on investments	(2,756,793)	(233,090)	(349,234)
Net realized and unrealized loss on investments	(2,783,809)	(238,144)	(344,047)
Net decrease in net assets resulting from operations	$(2,703,179)	$(221,899)	$(328,973)

*  Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

FOR THE PERIOD FEBRUARY 22, 2008* TO JUNE 30, 2008

	RevenueShares Large Cap Fund	RevenueShares Mid Cap Fund	RevenueShares Small Cap Fund
OPERATIONS:
Net investment income	$80,630	$16,245	$15,074
Net realized gain (loss) on investments	(27,016)	(5,054)	5,187
Net change unrealized depreciation on investments	(2,756,793)	(233,090)	(349,234)
Net decrease in net assets resulting from operations	(2,703,179)	(221,899)	(328,973)
DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income	(72,607)	(14,055)	(13,184)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	34,789,142	5,069,798	5,009,278
Increase in net assets	32,013,356	4,833,844	4,667,121
NET ASSETS:
Beginning of period	35,000	35,000	35,000
End of period	$32,048,356	$4,868,844	$4,702,121
Undistributed net investment income included in net assets at end of period	$7,646	$1,189	$981
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	700	700	700
Shares sold	700,000	100,000	100,000
Shares outstanding, end of period	700,700	100,700	100,700

*  Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

FOR THE PERIOD FEBRUARY 22, 20081 THROUGH JUNE 30, 2008

	RevenueShares Large Cap Fund	RevenueShares Mid Cap Fund	RevenueShares Small Cap Fund
Per Share Operating Performance:
Net asset value, beginning of period	$50.00	$50.00	$50.00
Net investment income[2]	0.29	0.16	0.15
Net realized and unrealized loss on investments	(4.45)	(1.67)	(3.33)
Total loss from investment operations	(4.16)	(1.51)	(3.18)
Less: Distributions from net investment income	(0.10)	(0.14)	(0.13)
Net asset value, end of period	$45.74	$48.35	$46.69
Total Return[3]	(8.31)%	(3.02)%	(6.36)%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$32,048	$4,869	$4,702
Ratio to average net assets of:
Expenses, net of expense waivers[4]	0.49%	0.54%	0.54%
Expenses, prior to expense waivers[4]	2.32%	4.93%	5.03%
Net investment income, net of waivers[4]	1.87%	0.89%	0.85%
Portfolio turnover rate[5]	0.88%	1.07%	6.44%

1  Commencement of operations.

2  Based on average shares outstanding.

3  Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser.

4  Annualized.

5  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Funds' capital shares.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

1. ORGANIZATION

The RevenueShares ETF Trust (the "Trust") was organized as a Delaware statutory trust on December 15, 2006 and has authorized capital of unlimited shares, without par value. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "Act"), which is currently comprised of three active funds (collectively, the "Funds" and each individually a "Fund"). Each Fund is a diversified fund under the Act. The Funds commenced operations on February 22, 2008.

The objective of the Funds (RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund, and RevenueShares Small Cap Fund) is to outperform the total return performance of the Fund's corresponding benchmark Standard & Poor's index (S&P 500 Index, S&P MidCap 400 Index, and the S&P SmallCap 600 Index, respectively).

2. SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of the Funds:

Investment Valuation — The Net Asset Value ("NAV") per share of each Fund is computed by dividing the value of the net assets of each Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent. The NAV per share is calculated by fund accounting and determined as of the close of the regular trading session on the NYSE ordinarily 4:00 p.m., Eastern Time on each day that such exchange is open. Security holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the NASDAQ, at the NASDAQ official closing price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith and in accordance with procedures adopted by the Trust's Board of Trustees (the "Board").

Investment Transactions — Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

Distribution to Shareholders — Each Fund's shareholders are entitled to their share of a Fund's income and net realized gains on investments. Each Fund pays out substantially all of its net earnings to its shareholders as "distributions." Income distributions, if any are generally distributed to shareholders quarterly. Net capital gains are distributed at least annually.

Investment Income — Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Expenses — Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Short Sales — The Funds may engage in short sales that are "uncovered". Uncovered short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations. To borrow the security, the Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.

Notes to Financial Statements — continued

3. OFFERING AND ORGANIZATIONAL COSTS

VTL Associates, LLC. (the "Adviser") has agreed to assume all organization and offering costs and expenses in order to limit each Fund's operating expenses. The Adviser has paid $730,000 in offering and organizational costs.

4. ADVISORY FEES, SERVICING FEES AND OTHER TRANSACTIONS

The Adviser has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds' Board. For the services it provides to the Funds, the Adviser receives an advisory fee based on a percentage of daily net assets of each Fund. Out of the advisory fee, the Adviser pays all fees and expenses of the Sub-Adviser. Each Fund is responsible for the payment of all other expenses associated with the operations, including but not limited to brokerage expenses, taxes, interest, fees and expenses of counsel to the Funds, fees and expenses of the Trustees, fees and expenses associated with the Funds' compliance program, litigation expenses, fees and expenses of the Funds' independent auditors, registration fees, expenses associated with compliance by the Funds with regulatory requirements, including those relating to the development and distribution of their prospectus and shareholder reports, and extraordinary expenses.

For services provided, the RevenueShares Large Cap, Mid Cap, and Small Cap Funds pays the Adviser a fee of 0.45%, 0.50% and 0.50%, respectively, of each Fund's average daily net assets.

The Trust and the Adviser have entered into a written fee waiver and expense reimbursement agreement pursuant to which the Adviser has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep each Fund's expenses from exceeding the net annual fund operating expenses for the RevenueShares Large Cap, Mid Cap, and Small Cap Funds to 0.49%, 0.54% and 0.54%, respectively. This agreement will remain in effect and will be contractually binding for at least one year from the date of the Prospectus.

For the period ended June 30, 2008, the Adviser waived the following fees:

Fund	Fees Waived
RevenueShares Large Cap Fund	$78,942
RevenueShares Mid Cap Fund	79,944
RevenueShares Small Cap Fund	79,963

BNY Investment Advisors (the "Sub-Adviser"), a separate identifiable division of The Bank of New York Mellon Corporation, acts as investment sub-adviser to the Funds. Pursuant to a Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Sub-Adviser will be responsible for the day-to-day management of the Funds, subject to the supervision of the Adviser and the Funds' Board. In this regard, the Sub-Adviser will be responsible for implementing the investment strategy for each Fund with regard to its underlying index and for general administration, compliance and management services as may be agreed between the Adviser and Sub-Adviser from time to time. The Sub-Advisory fee, calculated as a percentage of the Funds' average daily net assets, is paid by the Adviser. As of August 8, 2008 BNY Investment Advisors was replaced by Mellon Capital Management Corp.

The Bank of New York Mellon Corp. serves as the administrator, custodian and fund accounting and transfer agent for each Fund.

Distribution Agreement — Foreside Fund Services, LLC serves as the Funds' distributor (the "Distributor"). The Trust has adopted a distribution and services plan ("12b-1") pursuant to rule 12b-1 under the 1940 Act. Each Fund is authorized to pay an amount of up to a maximum annual rate of 0.25% of the average daily net assets for distribution related activities. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.

Foreside Compliance Services, LLC ("FCS"), an affiliate of the Distributor, provides an Anti-Money Laundering Officer and Chief Compliance Officer as well as certain additional compliance support functions to the Funds. Foreside Management Services, LLC ("FMS"), an affiliate of the Distributor, provides a Principal Financial Officer to the Funds. Neither FCS nor FMS has any role in determining the investment policies or which securities are to be purchased or sold by the Trust or its Funds. Certain officers or employees of FCS and FMS are also officers of the Trust.

Licensing Fee Agreements — The Adviser has entered into a licensing agreement for each Fund with RevenueShares Investor Services. The trademarks are owned by the Licensor. These trademarks have been licensed to the Adviser for the use with the Funds.

Notes to Financial Statements — continued

5. CAPITAL SHARE TRANSACTIONS

As of June 30, 2008, there were an unlimited number of shares of beneficial interest without par value authorized by the Trust. Each Fund issues and redeems shares at NAV, only in large blocks typically consisting of 50,000 shares or more ("Creation Units"). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund's underlying index and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. FAIR VALUE MEASUREMENT

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurement" ("FAS 157"). FAS 157 establishes an authoritative framework for the measurement of fair value, and enhances disclosures about fair value measurements. The Statement is effective for fair value measures already required or permitted by other standards for fiscal years beginning after November 15, 2007. As a result of the adoption of FAS 157, there was no impact on the financial statements or the manner for which fair valued is determined. The Fund utilizes various inputs in determining the value of its investments. These inputs are summarized in the three broad levels as follows: Level 1 — quoted prices in active markets for identical securities Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used as of June 30, 2008 in valuing the Funds' assets carried at fair value:

Valuation inputs	RevenueShares Large Cap Fund		RevenueShares Mid Cap Fund		RevenueShares Small Cap Fund
	Investments in Securities	Other Financial Investments	Investments in Securities	Other Financial Investments	Investments in Securities	Other Financial Investments
Level 1 — Quoted Prices	$31,910,279	—	$4,835,730	—	$4,663,988	—
Level 2 — Other Significant Observable Inputs	—	—	—	—	—	—
Level 3 — Significant Unobservable Inputs	—	—	—	—	—	—
Total	$31,910,279	—	$4,835,730	—	$4,663,988	—

7. INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investment securities (excluding in-kind purchases and redemptions and short-term investments) for the period ended June 30, 2008 were as follows:

Fund	Purchases	Sales
RevenueShares Large Cap Fund	$122,954	$118,327
RevenueShares Mid Cap Fund	57,172	53,585
RevenueShares Small Cap Fund	316,491	317,799

Notes to Financial Statements — continued

For the period ended June 30, 2008, the cost of in-kind purchases and the proceeds from in-kind redemptions were as follows:

Fund	Purchases	Sales
RevenueShares Large Cap Fund	$34,689,461	—
RevenueShares Mid Cap Fund	5,070,287	—
RevenueShares Small Cap Fund	5,009,343	—

Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.

8. FEDERAL INCOME TAX

The Funds intend to qualify as a "regulated investment company" under Subchapter M of the Code. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders.

At June 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
RevenueShares Large Cap Fund	$34,667,045	$444,901	$(3,201,667)	$(2,756,766)
RevenueShares Mid Cap Fund	5,068,708	331,481	(564,459)	(232,978)
RevenueShares Small Cap Fund	5,012,892	326,943	(675,847)	(348,904)

At June 30, 2008, the components of accumulated earnings/loss on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital and Other Gains/(Losses)	Net Unrealized Depreciation	Total Accumulated Earnings/(Losses)
RevenueShares Large Cap Fund	$7,646	$(26,666)	$(2,756,766)	$(2,775,786)
RevenueShares Mid Cap Fund	1,189	(4,165)	(232,978)	(235,954)
RevenueShares Small Cap Fund	6,168	579	(348,904)	(342,157)

The tax character of distributions paid during the fiscal year ended June 30, 2008 were as follows:

Fund	Distributions paid from ordinary income
RevenueShares Large Cap Fund	$72,607
RevenueShares Mid Cap Fund	14,055
RevenueShares Small Cap Fund	13,184

At June 30, 2008, for Federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains through the year indicated. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Capital Loss Available Through 2016
RevenueShares Large Cap Fund	$26,666
RevenueShares Mid Cap Fund	4,165
RevenueShares Small Cap Fund	—

Notes to Financial Statements — concluded

At June 30, 2008, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets as follows:

Fund	Undistributed Net Investment Income	Accumulated Net Realized Gain on investments
RevenueShares Large Cap Fund	$(377)	$377
RevenueShares Mid Cap Fund	(1,001)	1,001
RevenueShares Small Cap Fund	(909)	909

FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48") provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period. Management's determination regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, an on-going analysis of tax laws, regulations and interpretations thereof.

9. NEW ACCOUNTING PRONOUNCEMENTS

On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of RevenueShares ETF Trust

We have audited the accompanying statements of assets and liabilities of the RevenueShares ETF Trust (comprising, respectively, the RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund, and RevenueShares Small Cap Fund (the "Funds")) as of June 30, 2008, and the related statements of operations and changes in net assets and the financial highlights for the period of February 22, 2008 (commencement of operations) through June 30, 2008. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds at June 30, 2008, the results of their operations, the changes in their net assets and the financial highlights for the period of February 22, 2008 (commencement of operations) through June 30, 2008 in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
August 26, 2008

Board Review of Investment Advisory and Sub-Advisory Agreements

The Board of Trustees (the "Board"), including a majority of the Independent Trustees, approved each Fund's investment advisory agreement with VTL Associates, LLC (the "Adviser") and sub-advisory agreement with Mellon Capital Management (formerly, BNY Investment Advisers; the "Sub-Adviser"), as well as each Fund's administrative services agreement with an affiliate of the Fund's Sub-Adviser. In connection with considering approval of such agreements, the Board held three meetings primarily dedicated to the approval process (those Trustees unable to attend in person were present by telephonic conference means). Throughout the process, the Independent Trustees received assistance and advice from and met separately with independent counsel. The Independent Trustees met with and interviewed officers of the Adviser and Sub-Adviser (including portfolio managers), the transfer agent and the distributor. In approving the investment advisory agreement, the sub-advisory agreement and the administrative services agreement for each Fund, the Board, including a majority of Independent Trustees, determined that the investment advisory fee structure was fair and reasonable and that approval of the agreements was in the best interests of each Fund and its shareholders.

In reaching their decision on the investment advisory agreement and the sub-advisory agreement (as well as the administrative services agreement), the Board took into account information specifically requested and furnished in connection with the approval process. During the process, the Independent Trustees considered the Adviser's and Sub-Adviser's activities on behalf of other clients.

The information obtained by the Board during the approval process also included a special report prepared by Lipper, Inc. ("Lipper"), an independent third-party analyst, comparing the Fund's proposed expenses with those of other funds deemed comparable to the Fund as selected by Lipper ("Lipper Section 15(c) Report"). The Board reviewed the Lipper Section 15(c) Report and its usefulness in the approval process with respect to matters such as comparative fees, expenses and expense ratios. They concluded that the report was helpful in the performance of their duties.

In addition to the above and other matters considered by the Board throughout the course of the year, the following discussion relates to certain primary factors relevant to the Board's decision. No single factor was determinative to the decision of the Board.

NATURE, EXTENT AND QUALITY OF SERVICES.

The Board reviewed the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser. In this regard, they reviewed each Fund's revenue-weighted investment approach and the Adviser's and Sub-Adviser's ability, respectively, to implement such approach. The Board reviewed each Fund's portfolio management team, including its performance in advising similar accounts, staffing, skills and compensation program. With respect to portfolio manager compensation, management of the Adviser and the Sub-Adviser assured the Board that each Fund's ability to replicate its corresponding performance of the revenue-weighted index is a significant component of incentive-based compensation. The Board noted that the portfolio manager compensation program aligned the interests of the portfolio managers with that of Fund shareholders. The Board discussed with management of the Adviser and the Sub-Adviser various other products, portfolios and entities that are advised by each of them and the relative fees of such accounts and reasons for differences with respect thereto and any potential conflicts. During the aforementioned meetings, the Board received and discussed the Adviser's and Sub-Adviser's compliance policies, proxy voting procedures and code of ethics. The Board noted that the Adviser and the Sub-Adviser do not have any soft-dollar arrangements.

The Independent Trustees also discussed the Adviser's ability to oversee: each Fund's security weighting allocations as compared to the Fund's underlying revenue-weighted index; each Fund's cash management and investing of securities lending collateral; and corporate developments in constituent securities to ensure that reconstitutions of a Fund are done according to the predetermined methodology. The Board also considered the services to be provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent and the Sub-Adviser. They noted the significant amount of time and effort that had been devoted to structuring each Fund, obtaining the necessary exemptive relief from the U.S. Securities and Exchange Commission and arranging prospective service providers for the Fund.

The Independent Trustees discussed the replication method to be employed by the Sub-Adviser in adjusting each Fund's portfolio in response to changes in the underlying index. The Independent Trustees also discussed the Adviser's review and selection process with respect to the Sub-Adviser, and the Adviser's favorable assessment as to the nature and quality of the sub-advisory services expected to be provided by the Sub-Adviser.

Based on their review, the Board was satisfied with the nature and quality of the overall services to be provided by the Adviser and the Sub-Adviser, respectively, to each Fund and its shareholders and were confident in the abilities of the Adviser and Sub-Adviser, respectively, to implement the revenue-weighted investment approach of each Fund and to provide quality services to each Fund and its shareholders.

Board Review of Investment Advisory and Sub-Advisory Agreements — concluded

INVESTMENT PERFORMANCE.

The Board noted that, as the Funds had not yet commenced investment operations, there was no investment performance for the Funds. The Board did consider the investment performance of the Adviser with respect to other accounts managed by the Adviser that have similar revenue-weighted investment objectives. The Board also considered the investment performance of the Sub-Adviser with respect to other accounts managed by the Sub-Adviser that seek to track the performance of an index. Both the Adviser and the Sub-Adviser had had minimal tracking deviations compared to the respective underlying indexes.

COMPARATIVE EXPENSES AND ADVISER AND SUB-ADVISER PROFITABILITY.

The Board considered the cost of the services to be provided and the profits to be realized by the Adviser and the Sub-Adviser (and its affiliates) from their respective relationships with the Funds. The Board noted that the Adviser and Sub-Adviser could not report any financial results from their relationships with the Funds because the Funds had not yet commenced investment operations, and thus, the Board could not evaluate the Adviser's or Sub-Adviser's profitability with respect to the Funds. The Board, however, discussed the methods and processes for determining the profitability of the Adviser and the Sub-Adviser (and its affiliates) from providing investment advisory and sub-advisory services to the Funds once financial results become available. The Board also considered the extent to which the Adviser and Sub-Adviser may derive ancillary benefits from Fund operations.

In considering the appropriateness of the advisory fee charged to the Funds, the Board also reviewed and considered the advisory fees in light of the nature, extent and quality of the advisory services expected to be provided by the Adviser, including, but not limited to, the quality and experience of the portfolio managers. The Board also reviewed and considered the sub-advisory fee that would be payable by the Adviser to the Sub-Adviser in light of the nature, extent and quality of the advisory services expected to be provided by the sub-adviser. The Board noted that the Adviser, and not the Funds, will pay the sub-advisory fee to the Sub-Adviser.

The Independent Trustees compared both the services to be rendered and the proposed fees to be paid pursuant to other investment advisory contracts of the Adviser and the Sub-Adviser. The Independent Trustees considered the fees charged to other accounts managed by the Adviser and Sub-Adviser, respectively, with similar strategies to the Fund. The Board also noted that the sub-advisory fee rates to be charged by the Sub-Adviser were within the range of fees charged by the sub-advisory to other comparable accounts managed by it. The Board considered the proposed fee waiver and expense limitation arrangements that would be in effect for the first year of operations.

Consideration was also given to a comparative analysis in the Lipper Section 15(c) Report of the investment advisory fee and total expense ratios of the Fund in comparison with those of a group of other funds selected by Lipper as its appropriate expense group. The Board noted that the actual investment advisory fee of each Fund was within the range of fees charged by other funds in the Fund's Lipper expense group. The Board also noted that the total expenses (both including and excluding the proposed fee waiver and expense limitation arrangements) of each Fund were within the range of total expenses of other funds in the Fund's Lipper expense group.

Based upon their consideration of all these factors, the Board determined that the level of profits (if any) to be realized by the Adviser and Sub-Adviser in providing services to the Funds was not expected to be excessive in view of the nature, quality and extent of services to be provided.

ECONOMIES OF SCALE.

The Board considered economies of scale realized by the Adviser and its affiliates as the Funds grow larger and the extent to which they are shared with Fund shareholders, as for example, in the level of the investment advisory fee charged, in the quality and efficiency of services rendered and in increased capital commitments benefiting the Fund directly or indirectly. Since the Funds had not yet commenced operations, the Board concluded that economies of scale were difficult to consider at that time.

Board of Trustees and Officers

The Trustees elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Funds. The Trustees and officers of the Trust, along with their principal occupations over the past five years and their affiliations, if any, with the Adviser, are listed below. The address of each Trustee and officer of the Trust is One Commerce Square, 2005 Market Street, Suite 2020, Philadelphia, Pennsylvania 19103.

Independent Trustees

Name and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee
Vincent DiStefano (69)	Trustee	Since 2006	Orthopaedic Surgeon since 1970.	3	None

Lawrence A. Goldberg (67)	Trustee	Since 2006	Attorney since 1972.	3	None

James C. McAuliffe (56)	Trustee	Since 2006	Retired. Police Officer from 1971 to 2004.	3	None

Christian W. Myers, III (56)	Trustee	Since 2006	Firefighter from 1976 to present.	3	None

John J. Kolodziej (51)	Trustee	Since 2007	Director of Finance, St. Francis Medical Center, from 2002 to present.	3	None

Interested Trustee

Name and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee
Vincent T. Lowry(3) (56)	Chairman and Trustee; President	Since 2006	Chief Executive Officer, VTL, from 2004 to present; Managing Director, Smith Barney, Inc. from 1984 to 2004.	3	None

(1)  Each Trustee holds office for an indefinite term.

(2)  The "Fund Complex" consists of the Trust, which consists of three Funds.

(3)  Mr. Lowry is considered to be an "interested person" of the Trust as defined in the 1940 Act, due to his relationship with VTL, the Funds' investment adviser.

Board of Trustees and Officers — concluded

Officers

The officers of the Trust not named above are:

Name and Age	Position(s) Held with the Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years
Christopher C. Lanza(2) (47)	Treasurer	Since 2007	Director, ETF Services, Foreside Fund Services, LLC, 2007 to present; Vice President, Citigroup, from 2004 to 2007; Director, CMB Global Solutions, from 2000 to 2004.

David M. Whitaker(2) (36)	Chief Compliance Officer	Since 2007	Counsel, Foreside Financial Group, LLC, from 2007 to present; Managing Member, Beacon Fund Services (consulting), from 2007 to present; Vice President, Citigroup Fund Services, from 2004 to 2007; Assistant Counsel, PFPC, Inc., from 2000 to 2004.

Jennifer Folgia (34)	Secretary	Since 2006	Operations Manager, VTL, from 2004 to present; Sales Assistant, Smith Barney, Inc., from 1994to 2004.

(1)  Officers of the Trust are elected by the Trustees and serve at the pleasure of the Board.

(2)  Mr. Lanza and Mr. Whitaker are affiliated persons of Foreside Fund Services, LLC, the principal underwriter to the Funds.

Proxy Voting Policies, Procedures and Record

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge upon request, by calling (800)772-3831. This information is also available on the Securities and Exchange Commission's website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfosec.gov.

The Fund's Statement of Additional Information ("SAI") has additional information about the Funds' Trustees and Officers and is available without charge upon request, call 1-800-772-3831 or visit the Funds' website at www.revenuesharesetfs.com. Contact your financial representative for a free prospectus or SAI.

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Investment Adviser

VTL Associates, LLC
One Commerce Square
2005 Market Street, Suite 2020
Philadelphia, Pennsylvania 19103

Distributor

Foreside Fund Services, LLC
Three Canal Plaza Suite 100
Portland, Maine 04101
www.foresides.com

Custodian

The Bank of New York Mellon
101 Barclay Street
New York, New York 10286

Legal Counsel

Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, Pennsylvania 19103

*Sub-Adviser

Mellon Capital Management Corp.
1633 Broadway
13th Floor
New York, New York 10019

Transfer Agent

The Bank of New York Mellon
101 Barclay Street
New York, New York 10286

Independent Registered Public Accounting Firm

Ernst & Young, LLP
Two Commerce Square
2001 Market Street, Suite 4000
Philadelphia, Pennsylvania 19103

This report is submitted for the general information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds' objectives and policies, experienced of its management, marketability of shares, and other information.

*  As of August 8, 2008 BNY Investment Advisors was replaced by Mellon Capital Management Corp. as the Sub-Advisor.

RevenueShares ETF Trust
One Commerce Square, 2005 Market St. Suite 2020

Philadelphia, PA 19103

This report is submitted for the general information of the shareholders of each Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of their management, and other information.

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza Suite 100 Portland, ME 04101
www.foresides.com

www.RevenueSharesETFs.com | 877 738 8870

Item 2. Code of Ethics.

a). The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

b). Not Applicable

c). Not Applicable

d). During the period, registrant granted no waivers from the provisions of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

e). Not Applicable

f). Not Applicable

Item 3. Audit Committee Financial Expert.

a). The registrant’s Board of Trustees has one audit committee financial expert serving on its audit committee, which of whom is an “independent” Trustee:  John J. Kolodziej.  Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

Item 4. Principal Accountant Fees and Services.

a). Audit Fees: the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the audit are as follows:

2008: $56,000

2007: N/A

b).  Audit-Related Fees: the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are principally related to the registrant’s tax return reviews and are not reported under paragraph (a) of this item are as follows:

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2008: $33,000

2007: N/A

c).  Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are as follows:

2008: N/A

2007: N/A

d).  All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) and (c) of this Item are as follows:

2008: $0

2007: $0

(e). Audit Committee Pre-Approval Policies and Procedures.

(i)         Per Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the Audit, Audit-Related, Tax and Other Fees of the Registrant.

(ii)        100% of services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(A) of Rule 2-01 of Regulation S-X.

(f). No response required.

(g). The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Funds, the Advisor or any entity controlling, controlled by, or under common control with the Advisor that provides ongoing services to the registrant (except for any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) that directly impacted the Funds for the period from February 23, 2008 to June 30, 2008 were $0.

(h).  Not Applicable

Item 5.  Audit Committee of Listed Registrants.

Not Applicable

Item 6. Schedule of Investments.

(a).  Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b).  Not Applicable

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Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.

Not Applicable

Item 10.  Submission of Matters to a Vote of Security Holders.

Not Applicable

Item 11. Controls and Procedures.

(a)          The Chief Executive Officer and Chief Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)         There were no significant changes in the registrant’s internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a) Code of Ethics.

(b) Certifications for each Chief Executive Officer and Chief Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17CFR 270.30a-(a)).

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	RevenueShares ETF Trust

By:	/s/ Vincent T. Lowry

Vincent T. Lowry, Chief Executive Officer

Date:	August 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	RevenueShares ETF Trust

By:	/s/ Vincent T. Lowry

Vincent T. Lowry, Chief Executive Officer

Date:	August 28, 2008

By:	/s/ Christopher Lanza

Christopher Lanza, Chief Financial Officer

Date:	August 28, 2008

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